                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 12                        (File No. 333-105799) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12                                        (File No. 811-21365) [X]

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on Aug. 3, 2009 pursuant to paragraph (b)

[ ]  60 days after filing, pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post effective amendment.

Part A

                                                                 (SEIIGMAN LOGO)

                     SUPPLEMENT DATED AUGUST 3, 2009 TO THE
 PROSPECTUS DATED MAY 1, 2009 OF SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  ON BEHALF OF ITS SELIGMAN LASALLE GLOBAL REAL ESTATE FUND (THE "GLOBAL FUND")
               OFFERING CLASS A, CLASS C AND CLASS R2 SHARES, AND
SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND (THE "MONTHLY DIVIDEND FUND")
             OFFERING CLASS A, CLASS B, CLASS C AND CLASS R2 SHARES
                             (COLLECTIVELY, "FUNDS")

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASSES OF SHARES FOR THE FUNDS: NEW CLASS I, CLASS R3 AND CLASS R4 SHARES.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Funds' prospectus.

PAST PERFORMANCE

New Class I, Class R3 and Class R4 shares are new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Funds, together with returns of one or more broad measures of market performance, in the performance tables of the prospectus. The performance tables are intended to indicate some of the risks of investing in the Funds by showing changes in the Funds' performance over time.

Past performance for Class R3 and Class R4 for the period prior to the beginning of operations for these classes may be calculated based on the performance of Class A shares. Past performance for new Class I for the period prior to the beginning of operations for this class may be calculated based on the performance of Class R5 shares. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Each Fund's Shareholder Fees table is supplemented to include the following:

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              NEW CLASS I      CLASS R3      CLASS R4
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   None           None          None
Maximum deferred sales charge (load) imposed on sales (as a
  percentage of offering price at time of purchase)               None           None          None

The Global Fund's Expense Table is supplemented to include the following:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                  NEW CLASS I      CLASS R3      CLASS R4
Management fees                                                  0.92%           0.92%         0.92%
Distribution and/or service (12b-1) fees                         0.00%           0.25%         0.00%
Other expenses(a)                                                0.95%           1.25%         1.25%
Total annual fund operating expenses                             1.87%           2.42%         2.17%
Less: Fee waiver/expense reimbursement(b)                        0.75%           0.78%         0.78%
Net fund operating expenses(b)                                   1.12%           1.64%         1.39%


(a) "Other expenses" are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee (for all classes except new Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.12% for new Class I, 1.64% for Class R3 and 1.39% for Class R4 shares.

The following examples of the Global Fund's expenses are hereby added to the prospectus:

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
New Class I                    $114        $515       $  942       $2,135
Class R3                       $167        $680       $1,221       $2,702
Class R4                       $142        $604       $1,094       $2,447


If you did not sell your shares at the end of each period, your costs would be the same as those shown in the table above.

The Monthly Dividend Fund's Expense Table is supplemented to include the following:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                   NEW CLASS I      CLASS R3      CLASS R4
Management fees                                                   0.86%           0.86%         0.86%
Distribution and/or service (12b-1) fees                          0.00%           0.25%         0.00%
Other expenses(a)                                                 0.40%           0.70%         0.70%
Total annual fund operating expenses                              1.26%           1.81%         1.56%
Less: Fee waiver/expense reimbursement(b)                         0.00%           0.21%         0.21%
Net fund operating expenses(b)                                    1.26%           1.60%         1.35%


(a) "Other expenses" are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee (for all classes except new Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.35% for new Class I, 1.60% for Class R3 and 1.35% for Class R4 shares.

The following examples of the Monthly Dividend Fund's expenses are hereby added to the prospectus:

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
New Class I                    $128        $400        $693        $1,528
Class R3                       $163        $549        $962        $2,115
Class R4                       $137        $472        $831        $1,844


If you did not sell your shares at the end of each period, your costs would be the same as those shown in the table above.

The first two paragraphs under heading "Management of the Funds -- MANAGEMENT FEES" in the prospectus are superseded and replaced with the following:

Effective November 7, 2008, each Fund pays RiverSource Investments a fee for managing its assets, which was the same fee paid to Seligman prior to the Acquisition. For the year ended December 31, 2008, the management fee paid by the Funds for investment management services was equal to an annual rate of 0.98% for the Global Fund and 0.90% for the Monthly Dividend Fund. Effective June 12, 2009, each Fund's management fee was reduced in connection with the application of an administrative fee charged to the Funds by Ameriprise Financial, as described below. The new management fee rate for the Global Fund is equal to an annual rate of 0.915%. The new management fee rate for the Monthly Dividend Fund is equal to an annual rate of 0.855%.

Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses. As described in each Fund's fees and expense table, RiverSource Investments and its affiliates are waiving certain fees and absorbing certain expenses of each Fund through April 30, 2010, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by a Fund. Under the fee waiver/expense reimbursement agreement with respect to the Global Fund, net operating expenses will not exceed 1.64% for Class A, 2.39% for Class C, 1.12% for new Class I, 1.89% for Class R2, 1.64% for Class R3 and 1.39% for Class R4. Under the agreement with respect to the Monthly Dividend Fund, net operating expenses will not exceed 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.35% for new Class I, 1.85% for Class R2, 1.60% for Class R3 and 1.35% for Class R4.

Ameriprise Financial provides administrative services to the Funds and receives a fee for its services (which is reflected in the "other expenses" of new Class I, Class R3 and Class R4 shares in each Fund's fees and expense table). There is no net impact to the fees that the Funds pay because the administrative fee is offset by a reduction in the investment management fee charged to the Funds and the elimination of certain other expenses previously incurred by the Funds for other administrative services. The administrative fee rate charged to the Global Fund is equal to an annual rate of 0.080% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 - $1,000,000,000, 0.070% on net assets of 1,000,000,001 - $3,000,000,000, 0.060% on net assets of
$3,000,000,001 - $12,000,000,000, and 0.050% on net assets of $12,000,000,001 or more. The administrative fee rate charged to the Monthly Dividend Fund is equal to an annual rate of 0.060% on the first $500,000,000 of net assets, 0.055% on net assets of $500,000,001 - $1,000,000,000, 0.050% on net assets of
1,000,000,001 - $3,000,000,000, 0.040% on net assets of $3,000,000,001 -
$12,000,000,000, and 0.030% on net assets of $12,000,000,001 or more.

SL-9910-2 A (8/09)

                                                                 (SELIGMAN LOGO)

       SUPPLEMENT DATED JULY 1, 2009 TO THE PROSPECTUSES DATED MAY 1, 2009
                    OF EACH OF THE FOLLOWING SELIGMAN FUNDS:

        Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund,
                                      Inc.,
  Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income
                                   and Growth
  Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc. and Seligman Value
                                Fund Series, Inc.
(including the funds of any series, each a "Fund" and collectively, the "Funds")

Each Fund's "Other Expenses" in its fees and expense table relating to Class R2 shares is amended to reflect the inclusion of plan administration services fees of up to 0.25% per annum of the Fund's average daily net assets. To the extent that a Fund's total annual operating expenses are capped by the Fund's investment manager and/or its affiliates, any increase in the Fund's Other Expenses resulting from the inclusion of plan administration services fees will not be borne by the Class R2 shareholders for the duration of the commitment to the extent that the Fund's Other Expenses exceed the cap.

The cost examples of each of the following Fund's Class R2 shares are superseded and replaced as follows (unless otherwise indicated):


----------------------------------------------------------------------------------------------------------------
  CLASS R2 SHARES                                          1 YEAR ($)   3 YEARS ($)   5 YEARS ($)   10 YEARS ($)
----------------------------------------------------------------------------------------------------------------
 Seligman Capital Fund, Inc.
 (costs if you sell or do not sell your shares at the          209          585           986           2,108
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Common Stock Fund, Inc.
 (costs if you sell or do not sell your shares at the          196          545           919           1,968
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Cash Management Fund, Inc.
 (costs if you sell or do not sell your shares at the          100           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Communications and Information Fund, Inc.
 (costs if you sell or do not sell your shares at the          209          585           986           2,108
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          193          536           903           1,935
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman High-Yield Fund
 (costs if you sell or do not sell your shares at the          193          536           903           1,935
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman U.S. Government Securities Fund
 (costs if you sell or do not sell your shares at the          189          520           874           1,872
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Income and Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          214          601          1,012          2,161
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Large-Cap Value Fund
 (costs if you sell or do not sell your shares at the          206          574           967           2,066
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Smaller-Cap Value Fund
 (costs if you sell or do not sell your shares at the          229          642          1,081          2,300
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman LaSalle Global Real Estate Fund
 (costs if you sell or do not sell your shares at the          192           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman LaSalle Monthly Dividend Real Estate Fund
 (costs if you sell or do not sell your shares at the          188           *             *              *
 end of the period)
----------------------------------------------------------------------------------------------------------------



*   Indicates no change from prospectus.

SL-9942-1 A (7/09)

                                                                 (SELIGMAN LOGO)

              SUPPLEMENT DATED JULY 1, 2009 TO THE CLASS R5 SHARES
                         (FORMERLY NAMED CLASS I SHARES)
      PROSPECTUS DATED MAY 1, 2009 OF EACH OF THE FOLLOWING SELIGMAN FUNDS:

          Seligman Common Stock Fund, Inc., Seligman Growth Fund, Inc.,
        Seligman High-Yield Fund, Seligman Income and Growth Fund, Inc., Seligman LaSalle Monthly Dividend Real Estate Fund (a series of Seligman LaSalle
   Real Estate Fund Series, Inc.) and Seligman Smaller-Cap Value Fund (each, a
                      "Fund" and collectively, the "Funds")

The "Other Expenses" of each Fund's Class R5 shares (other than Seligman LaSalle Monthly Dividend Real Estate Fund) in its fees and expense table is adjusted higher by approximately 0.07%. To the extent that a Fund's total annual operating expenses are capped by the Fund's investment manager and/or its affiliates, any increase in the Fund's Other Expenses will not be borne by the Class R5 shareholders for the duration of the commitment to the extent that the Fund's Other Expenses exceed the cap.

The cost examples of each of the following Fund's Class R5 shares are superseded and replaced as follows (unless otherwise indicated):


----------------------------------------------------------------------------------------------------------------
  CLASS R5 SHARES                                          1 YEAR ($)   3 YEARS ($)   5 YEARS ($)   10 YEARS ($)
----------------------------------------------------------------------------------------------------------------
 Seligman Common Stock Fund, Inc.
 (costs if you sell or do not sell your shares at the          98           291           500           1,103
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          95           281           484           1,067
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman High-Yield Fund
 (costs if you sell or do not sell your shares at the          95           281           484           1,067
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Income and Growth Fund, Inc.
 (costs if you sell or do not sell your shares at the          116          347           597           1,312
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman Smaller-Cap Value Fund
 (costs if you sell or do not sell your shares at the          129          388           666           1,461
 end of the period)
----------------------------------------------------------------------------------------------------------------
 Seligman LaSalle Monthly Dividend Real Estate Fund
 (costs if you sell or do not sell your shares at the           *            *            722           1,582
 end of the period)
----------------------------------------------------------------------------------------------------------------



*   Indicates no change from prospectus.

SL-9942-2 A (7/09)

                     Supplement dated June 22, 2009 to the
                       Prospectuses dated May 1, 2009 for
                 Seligman LaSalle Real Estate Fund Series, Inc.
                                on behalf of its
               Seligman LaSalle Monthly Dividend Real Estate Fund
                         (the "Monthly Dividend Fund")


The fourth paragraph of the Monthly Dividend Fund's "Other Strategies" has been superseded and replaced as follows:

The Fund will invest its net assets primarily in US dollar-denominated securities of US issuers. In addition, the Fund may invest up to 25% of its net assets in foreign investments.




                                                              SL-9910-1 A (6/09)

                                                                      PROSPECTUS
                                                                     May 1, 2009

Seligman LaSalle Real Estate Fund Series, Inc.

Investing in Equity and Equity-related Securities Issued by Real Estate Companies, such as Real Estate Investment Trusts (REITs)

- Seligman LaSalle Global Real Estate Fund Offering Class A, Class C and Class R* shares.

- Seligman LaSalle Monthly Dividend Real Estate Fund Offering Class A, Class B, Class C and Class R* shares.

* Effective on or about June 13, 2009, the Fund's Class R shares are renamed as Class R2 shares.

As with all mutual funds, The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if these Funds are suitable for you.

              Not FDIC Insured - May Lose Value - No Bank Guarantee

                                                 (SELIGMAN INVESTMENTS(SM) LOGO)

                                        (LASALLE INVESTMENT MANAGEMENT(SM) LOGO)

REFS15/09

Table of Contents

This Prospectus contains information about Seligman LaSalle Real Estate Fund Series, Inc. (the "Series"), which consists of two separate funds at the present time: Seligman LaSalle Global Real Estate Fund (the "Global Fund") and Seligman LaSalle Monthly Dividend Real Estate Fund (the "Monthly Dividend Fund").

The discussion of each Fund includes a summary of the Fund's investment objective(s), principal investment strategies and principal risks and information relating to each Fund's portfolio holdings, past performance, fees and expenses, followed by a more complete discussion of each Fund's investment objective(s), principal investment strategies, other strategies and risks.

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND ..........................            1
SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND ................           10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .........................           18
MANAGEMENT OF THE FUNDS ...........................................           23
SUBADVISERS .......................................................           24
PORTFOLIO MANAGEMENT ..............................................           24
SHAREHOLDER INFORMATION ...........................................           27
   Buying and Selling Shares ......................................           28
   Description of Share Classes ...................................           28
   Investment Options - Classes of Shares .........................           28
   Sales Charges ..................................................           32
   Opening an Account .............................................           38
   Exchanging or Selling Shares ...................................           41
   Exchanges ......................................................           43
   Selling Shares .................................................           45
   Pricing and Valuing of Fund Shares .............................           47
   Distributions and Taxes ........................................           48
   General Information ............................................           51
FINANCIAL HIGHLIGHTS ..............................................           55
HOW TO CONTACT US .................................................           61
FOR MORE INFORMATION ..............................................   back cover

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Effective November 7, 2008, RiverSource Investments, LLC ("RiverSource Investments"), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), completed its acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated ("Seligman"). With the Acquisition completed and shareholders of the Funds having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Series (on behalf of each Fund), RiverSource Investments is the new investment manager of the Funds effective, November 7, 2008. Shareholders of each Fund also approved at the November meeting a subadvisory agreement (each a "Subadvisory Agreement") between RiverSource Investments and LaSalle Investment Management (Securities), L.P. (referred to throughout as LaSalle Securities U.S.). Shareholders of Seligman LaSalle Global Real Estate Fund also approved at the November meeting a delegation agreement (the "Delegation Agreement") between LaSalle Securities US and LaSalle Investment Management Securities B.V. (referred to throughout as LaSalle Securities B.V.).

RIVERSOURCE FAMILY OF FUNDS

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

Seligman LaSalle Global Real Estate Fund Summary

INVESTMENT OBJECTIVE:

The Fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies," which are companies that meet one of the following criteria:

- companies qualifying for U.S. federal income tax purposes as real estate investment trusts ("REITs");

-    entities similar to REITs formed under the laws of non-U.S. countries; or

- other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate.

Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The subadvisers may reduce this 40% minimum investment amount to 30% if the subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

In selecting investments for the Fund, the Fund's subadvisers (as described in the section entitled "Principal Investment Strategies" which begins on page 6) combine bottom-up research, which includes quantitative and qualitative investment criteria, with top-down macroeconomic research to evaluate Global Real Estate Companies.

The Fund intends to pay dividends semi-annually and distribute any net capital gains realized on investments annually. Dividends paid by the Fund generally will be taxable to you as ordinary income. It is expected that dividends paid by the Fund generally will not be eligible for the reduction in dividend tax rates set forth in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PRINCIPAL RISKS:

The Fund's net asset value, total return and yield will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by matters relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

Although the values of the securities of Global Real Estate Companies reflect the perceived operating values of these companies and do not always move in tandem with the prices of real estate assets, the Fund is subject to risks associated with the direct ownership of real estate, because of the Fund's policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry.

These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, increases in taxes, changes in zoning laws, and property casualty. Please refer to the section entitled "Risks" on page 8 for a list of the risks associated with an investment in the Fund and, beginning on page 16, the descriptions of these risks. These real estate risks, including the perception that these risks may materialize, could contribute to a decline in dividends and capital gains distributions received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, in the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or particular types of Global Real Estate Companies, the Fund may be subject to certain of these risks to a greater degree.

Global Real Estate Companies tend to be small- to medium-sized companies in relation to the equity markets as a whole. Small- and medium-sized company stocks, as a whole, may experience greater price fluctuations than large-company stocks or other types of investments.

Investment in foreign securities, especially those of emerging market countries, will expose the Fund to the direct and indirect consequences of political, social and economic conditions in the countries that issue the securities or in which the issuers or properties are located. Investment in non-U.S. dollar denominated securities subjects the Fund to currency risk.

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

An investment in the Fund is not a deposit in a bank or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

Effective on or about June 13, 2009, the Class R shares are renamed as Class R2 shares. The following performance information provides some indication of the risks of investing in the Fund by showing the performance of Class A shares for the one-year and since inception periods ended December 31, 2008, as well as how the performance of certain of the Fund's Classes compares to two measures of performance.

The performance information on the following page is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total return presented in the bar chart on the following page does not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart on the following page do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and the table assume that all dividends and capital gains and other distributions, if any, were reinvested.

Prior to November 7, 2008, the Fund was managed by Seligman. In the past, Seligman and, since the Acquisition, RiverSource Investments and its affiliates contractually waived their management fee and/or reimbursed certain Fund expenses. Absent past fee waivers/expense reimbursements, returns would have been lower. Through at least April 30, 2010, RiverSource Investments, the Fund's new investment manager, and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund's Class A, Class C and Class R shares, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net operating expenses will not exceed 1.64% for Class A, 2.39% for Class C and 1.89% for Class R shares.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same period due to tax benefits from losses realized on the sale of Fund shares.

GLOBAL FUND

CLASS A ANNUAL TOTAL RETURN - CALENDAR YEARS

                                  (BAR CHART)

2007    (17.21)%
2008    (49.67)%

               Best quarter return: 2.24% - quarter ended 3/31/07.
            Worst quarter return: (38.04)% - quarter ended 12/31/08.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                          SINCE
                                                                ONE     INCEPTION
                                                               YEAR      12/29/06
                                                              ------     --------
CLASS A
Return before taxes                                           (52.56)%   (37.23)%
Return after taxes on distributions                           (52.81)    (37.69)
Return after taxes on distributions and sale of Fund shares   (34.02)    (30.44)
CLASS C                                                       (50.45)    (35.77)
                                                              ------     ------
CLASS R                                                       (50.14)    (35.35)
                                                              ------     ------
UBS GLOBAL REAL ESTATE INVESTORS INDEX*                       (45.88)    (31.48)
                                                              ------     ------
LIPPER REAL ESTATE FUNDS AVERAGE*                             (42.07)    (50.11)
                                                              ------     ------

----------
* The UBS Global Real Estate Investors Index (the "UBS Index") measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% of more of income from rent. The Lipper Real Estate Funds Average (the "Lipper Average") measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The UBS Index is unmanaged, does not include any expenses, taxes, fees, or sales charges. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges or taxes. The performance of the UBS Index and the Lipper Average are calculated assuming the reinvestment of any distributions. An investor cannot invest directly in an average or an index.

GLOBAL FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. The Fund has not offered and does not currently offer Class B shares.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund's most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund's transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Class R shares are renamed as Class R2 shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS A   CLASS B   CLASS C   CLASS R
----------------------------------------------------------      -------   -------   -------   -------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                          5.75%(a)   none      none       none
   Maximum deferred sales charge (load) imposed on sales
      (as a percentage of offering price at time of purchase)    none         5%        1%      none

----------
(a) This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See "Sales Charges."

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund's "Other Expenses" in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)            CLASS A   CLASS C   CLASS R
---------------------------------------------      -------   -------   -------
Management Fees                                     0.98%     0.98%     0.98%
Distribution and/or Service (12b-1) Fees            0.25%     1.00%     0.50%
Other Expenses(1)                                   1.15%     1.15%     1.25%
                                                    ----      ----      ----
Total Annual Fund Operating Expenses                2.38%     3.13%     2.73%
Less: Fee Waiver/Expense Reimbursement              0.74%     0.74%     0.84%
NET OPERATING EXPENSES (AFTER FEE WAIVER/EXPENSE
   REIMBURSEMENT)(2)                                1.64%     2.39%     1.89%

----------
(1) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Fund's Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). SDC or RSC is referred to as the "transfer agent." The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.64% for Class A, 2.39% for Class C and 1.89% for Class R shares.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above, the Non-Recurring Charges, SDC's estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC's estimated fees and expenses from June 13, 2009 through April 30, 2010) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the contractual fee waiver/expense reimbursement, the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------

Class A     732     1,192     1,678      3,011
Class C     341       879     1,543      3,318
Class R     292       755     1,346      2,945

If you did not sell your shares at the end of each period, your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     732     1,192     1,678      3,011
Class C     241       879     1,543      3,318
Class R     192       755     1,346      2,945

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12B-1 FEES:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing, and legal fees.

GLOBAL FUND

OBJECTIVE, PRINCIPAL AND OTHER INVESTMENT STRATEGIES, AND RISKS

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation. This investment objective may be changed by the Series' Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies," which are companies that meet one of the following criteria:

- companies qualifying for U.S. federal income tax purposes as real estate investment trusts (REITs) (as described below);

-    entities similar to REITs formed under the laws of non-U.S. countries(1);
     or

- other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate.

Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

REITs are companies that invest primarily in income-producing real estate or real estate related loans or interests.

REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return.

The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund's subadvisers may reduce this 40% minimum investment amount to 30% if the subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of

----------
(1) REITs originated in the U.S.; however, a number of countries around the world have adopted, or are considering adopting, laws to permit the operation of entities structured and/or taxed similar to REITs.

GLOBAL FUND

its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

As further described below under the caption entitled "Management of the Funds" and "Subadvisers," the Fund is subadvised by LaSalle Securities U.S. and LaSalle Securities B.V., each as defined below.

LaSalle Securities U.S. is responsible for the overall management of the Fund's portfolio of investments, including the allocation of the Fund's net assets among various regions and countries, and making purchases and sales consistent with the Fund's investment objective and strategies. LaSalle Securities U.S. may invest in securities of issuers in any country. LaSalle Securities U.S. is also responsible for the supervision of LaSalle Securities B.V., which assists with portfolio management.

LaSalle Securities B.V. makes investments consistent with the Fund's investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle Securities B.V. also assists LaSalle Securities U.S. on the Fund's portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle Securities U.S. There is no pre-determined allocation to LaSalle Securities B.V. The amount is determined through the investment process described below, and on-going discussions between the subadvisers.

In selecting investments for the Fund, the subadvisers combine bottom-up research, which includes quantitative and qualitative investment criteria, with top-down macroeconomic research to evaluate Global Real Estate Companies.

Bottom-up research means that the subadvisers analyze company-specific factors (i.e., company fundamentals). The quantitative analysis includes use of a proprietary valuation model to rank Global Real Estate Companies on the basis of risk and return. The model is used to determine an "intrinsic value" for these companies based on a multi-year holding period. The intrinsic value of a company is the expected value of its operations taking into account its properties, property sectors, markets, the impact of its management, and the public securities markets. The model is applied to companies that qualify for inclusion in the Fund's investment universe. The subadvisers also estimate the net asset value of these companies (i.e., estimated real estate market value of a company's assets less its liabilities). The subadvisers utilize a relative valuation process in which both the intrinsic value and net asset value calculation results are analyzed in relation to current securities market prices by the subadvisers in the buy-hold-sell decision-making process for the Fund.

As a qualitative overlay in determining intrinsic value, the subadvisers evaluate several factors affecting a company, including its organizational and capital structure, business focus and quality of management and properties.

The subadvisers also consider top-down macroeconomic research when determining intrinsic value, such as local, regional and country-related market conditions (e.g., capital flows and economic trends) and real estate fundamentals.

In seeking to achieve the Fund's objective, the subadvisers also consider information derived from the extensive research and property management organization of its affiliates located in 170 key markets in more than 60 countries on five continents.

One or more of four primary factors enter into a decision to sell a security:
(i) the security's price as compared to its intrinsic value and/or net asset value is high relative to other companies in the same sector or the Fund's investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company's risk profile; (iii) the security's percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors.

OTHER STRATEGIES

The Fund may also invest up to 20% of its net assets in equity and equity-related securities (other than as described above under the heading "Principal Investment Strategies") as well as fixed-income securities of any credit quality of any U.S. or foreign issuer, including Global Real Estate Companies and governmental and corporate issuers. The Fund will not invest directly in real estate.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, countries and/or regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("144A Securities").

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities). Rule 144A Securities deemed to be liquid by the Fund's investment manager pursuant to procedures approved by the Board of Directors of the Series are not included in this limitation.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund does not intend to borrow money, except that the Fund may borrow up to 5% of its total assets for temporary purposes.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, social or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective and principal investment strategies, including the Fund's policy of investing at least 80% of its net assets in securities issued by Global Real Estate Companies, may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Series' Board of Directors. The Fund will provide shareholders with at least 60 days' notice before implementing any change in investment objective, or policies that would permit the Fund to invest less than 80% of its net assets in securities issued by Global Real Estate Companies.

There is no guarantee that the Fund will achieve its objective.

RISKS

An investment in the Fund is subject to risk, including Active Management Risk, Common Stock Risk, Convertible Securities Risk, Credit Risk, Currency Risk, Deflation Risk, Derivatives Risk, Dividend and Income Risk, Emerging Markets Risk, ETF Risk, FDIC Risk, Foreign Securities and Illiquid Securities Risk, Currency Risk, High-Yield Securities Risk, Inflation Risk, Initial Public Offerings (IPOs) Risk, Interest Rate Risk, Market Risk, Non-Diversified Risk, Portfolio Turnover Risk, Preferred Securities Risk, Real Estate Investments and REITs Risk, Reinvestment Risk and Small-Cap and Mid-Cap Companies Risk. See "Principal Risks of Investing in the Funds" on page 16 for a description of these risks.

Seligman LaSalle Monthly Dividend Real Estate Fund Summary

INVESTMENT OBJECTIVES:

The Fund seeks to produce a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund concentrates its investments in the real estate industry, investing under normal circumstances at least 80% of its net assets in equity and equity-related securities issued by "real estate companies" (as defined in the section entitled "Principal Investment Strategies" on page 13), such as real estate investment trusts ("REITs"). Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund anticipates that it will invest primarily in securities issued by Equity REITs (also as described in the section entitled "Principal Investment Strategies" on page 13) that are expected to pay dividends at a rate which is similar to the average paid by the REITs in the Fund's benchmark.

In making investment decisions on behalf of the Fund, the Fund's subadviser uses both quantitative and qualitative investment criteria to evaluate companies.

The Fund intends to pay dividends from its net investment income monthly and distribute any net capital gains realized on investments annually. Dividends paid by the Fund generally will be taxable to you as ordinary income. It is expected that income dividends paid by the Fund generally will not be eligible for the reduction in dividend tax rates set forth in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PRINCIPAL RISKS:

The Fund's net asset value, yield and total return will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by issues relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

Although the Fund generally will not hold direct investments in real estate, the Fund is subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws, and property casualty. Please refer to the section entitled "Risks" on page 15 for a list of the risks associated with an investment in the Fund and, beginning on page 16, the descriptions of these risks. These real estate risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or particular types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole. Smaller company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments.

MONTHLY DIVIDEND FUND

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of a single issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

An investment in the Fund is not a deposit in a bank or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

Effective on or about June 13, 2009, the Class R shares are renamed as Class R2 shares. The following performance information provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's Classes compares to two measures of performance.

The performance information on the following page is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart on the following page do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and the table assume that all dividends and capital gains and other distributions, if any, were reinvested.

Prior to November 7, 2008, the Fund was managed by Seligman. In the past, Seligman and, since the Acquisition, RiverSource Investments and its affiliates contractually waived their management fee and/or reimbursed certain Fund expenses. Through at least April 30, 2010, RiverSource Investments, the Fund's new investment manager, and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund's Class A, Class B, Class C and Class R shares, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net operating expenses will not exceed 1.60% for Class A, 2.35% for Class B, 2.35% for Class C and 1.85% for Class R shares. Other fee waiver/expense reimbursement arrangements have been in effect since the Fund's inception. Absent such waivers/reimbursements, returns shown in both the bar chart and table would have been lower.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same period due to tax benefits from losses realized on the sale of Fund shares.

MONTHLY DIVIDEND FUND

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                  (BAR CHART)

2004    24.95%
2005     5.34%
2006    30.90%
2007   (23.82)%
2008   (44.94)%

             Best quarter return: 14.58% - quarter ended 3/31/2006. Worst quarter return: (45.42)% - quarter ended 12/31/2008.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                       SINCE
                                                    ONE      FIVE    INCEPTION
                                                   YEAR      YEARS    7/16/03
                                                  ------    ------   ---------
CLASS A
Return before taxes                               (48.11)%  (7.39)%   (4.33)%
Return after taxes on distributions               (48.67)   (9.44)    (6.41)
Return after taxes on distributions and sale of
   Fund shares                                    (31.09)   (5.52)    (3.01)
CLASS B                                           (47.96)   (7.20)    (4.09)
                                                  ------    -----     -----
CLASS C                                           (45.88)   (7.00)    (3.99)
                                                  ------    -----     -----
CLASS R                                           (45.53)   (6.58)    (3.56)
                                                  ------    -----     -----
FTSE-NAREIT EQUITY REIT INDEX*                    (37.73)    0.91      3.68
                                                  ------    -----     -----
LIPPER REAL ESTATE FUNDS AVERAGE*                 (42.07)   (1.56)     2.05
                                                  ------    -----     -----

----------
* The FTSE-NAREIT Equity REIT Index (the "NAREIT Index") measures the performance of all publicly-traded US real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The Lipper Real Estate Funds Average (the "Lipper Average") measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Index is unmanaged, does not include any expenses, taxes, fees, or sales charges. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges or taxes. The performance of the NAREIT Index and the Lipper Average are calculated assuming the reinvestment of any distributions. An investor cannot invest directly in an average or an index.

MONTHLY DIVIDEND FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. For more information, see the Shareholder Information section of the prospectus. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund's most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund's transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Class R shares are renamed as Class R2 shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C   CLASS R
----------------------------------------------------------   -------   -------   -------   -------
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                       5.75%(a)    none      none      none
Maximum deferred sales charge (load) imposed on sales
   (as a percentage of offering price at time of purchase)    none          5%        1%     none

----------
(a) This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See "Sales Charges."

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund's "Other Expenses" in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)             CLASS A   CLASS B   CLASS C   CLASS R
-------------------------------------------------   -------   -------   -------   -------
Management Fees                                      0.90%     0.90%     0.90%     0.90%
Distribution and/or Service (12b-1) Fees             0.25%     1.00%     1.00%     0.50%
Other Expenses(1)                                    0.82%     0.84%     0.84%     0.76%
                                                     ----      ----      ----      ----
Total Annual Fund Operating Expenses                 1.97%     2.74%     2.74%     2.16%
Less: Fee Waiver/Expense Reimbursement               0.37%     0.39%     0.39%     0.31%
                                                     ----      ----      ----      ----
NET OPERATING EXPENSES (AFTER FEE WAIVER/EXPENSE
   REIMBURSEMENT)(2)                                 1.60%     2.35%     2.35%     1.85%
                                                     ----      ----      ----      ----

----------
(1) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Fund's Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). SDC or RSC is referred to as the "transfer agent." The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.60% for Class A, 2.35% for Class B, 2.35% for Class C and 1.85% for Class R shares.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above, the Non-Recurring Charges, SDC's estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC's estimated fees and expenses from June 13, 2009 through April 30, 2010) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the contractual fee waiver/expense reimbursement, the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $728     $1,106    $1,508    $2,628
Class B     738      1,095     1,578     2,774+
Class C     338        795     1,378     2,961
Class R     288        625     1,089     2,373

If you did not sell your shares at the end of each period, your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $728     $1,106    $1,508    $2,628
Class B     238        795     1,378     2,774+
Class C     238        795     1,378     2,961
Class R     188        625     1,089     2,373

----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12B-1 FEES:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing, and legal fees.

MONTHLY DIVIDEND FUND

OBJECTIVES, PRINCIPAL AND OTHER INVESTMENT STRATEGIES, AND RISKS

INVESTMENT OBJECTIVES

The Fund seeks to produce a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund concentrates its investments in the real estate industry, investing under normal circumstances at least 80% of its net assets in equity and equity-related securities issued by "real estate companies" (as defined below), such as real estate investment trusts (REITs). Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

A real estate company is a company that, at the time of initial purchase, derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or has at least 50% of its assets in such real estate.

In seeking its objective, the Fund may invest without limit in securities of REITs. REITs are companies that invest primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. The Fund intends to use these REIT dividends in an effort to meet its primary investment objective of producing a high level of current income.

The Fund anticipates that it will invest primarily in securities issued by Equity REITs (as described below) that are expected to pay dividends at a rate which is similar to the average paid by the REITs in the Fund's benchmark.

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs.

- EQUITY REITS invest the majority of their assets directly in real property and derive their income primarily from rents.

- MORTGAGE REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

- HYBRID REITS combine the characteristics of both Equity REITs and Mortgage REITs.

In addition to rental and interest income, REITs may also realize capital gains by selling properties or other assets that have appreciated in value.

In selecting investments for the Fund, the subadviser uses both quantitative and qualitative investment criteria. The quantitative analysis includes use of a proprietary valuation model to rank real estate companies on the basis of risk and return. The model is used to determine an "intrinsic value" for real estate companies based on a multi-year holding period. The intrinsic value of a company is the expected value of its operations taking into account its properties, the impact of its management, and the public securities markets. The model is applied to real estate companies that qualify for inclusion in the Fund's investment universe (which includes most REITs and real estate operating companies that are publicly traded in the United States). The subadviser also estimates the net asset value of the real estate companies (i.e., estimated real estate market value of a company's assets less its liabilities). Both the intrinsic value and net asset value calculation results are analyzed in relation to current market prices by the subadviser in the buy-hold-sell decision-making process for the Fund.

MONTHLY DIVIDEND FUND

As a qualitative overlay, the subadviser evaluates several factors affecting a company, including its organizational and capital structure, business focus and quality of management and properties and considers local market conditions that may affect these companies.

Although the Fund will invest primarily in US markets, the subadviser also considers information derived from the extensive research and property management organization of its affiliates located in 170 key markets in more than 60 countries on five continents. This information is used by the subadviser in both its quantitative and qualitative analysis.

One or more of four primary factors enter into a decision to sell: (i) stock price exceeds the intrinsic value or better values are available in the stock's peer group; (ii) changes in earnings, real estate and capital market conditions, economic conditions and the company's risk profile; (iii) the stock's percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property sectors.

OTHER STRATEGIES

The Fund may invest a maximum of 20% of its net assets in investment grade debt securities of issuers, including real estate companies, governmental issuers and corporate issuers.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (144A Securities).

The Fund will invest its net assets primarily in US dollar-denominated securities of US issuers. However, the Fund may also invest up to 10% of its net assets in non-US dollar-denominated securities of US or foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities). Rule 144A Securities deemed to be liquid by the Fund's manager pursuant to procedures approved by the Board of Directors of the Series are not included in this limitation. While the Fund generally favors cash-paying securities over securities with deferred payment, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional securities).

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund does not intend to borrow money, except that the Fund may borrow up to 5% of its total assets for temporary purposes.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, social or other conditions. This could prevent the Fund from achieving its objectives.

MONTHLY DIVIDEND FUND

The Fund's investment objectives and concentration of investments in the real estate industry may be changed only with shareholder approval. The principal investment strategies, including the Fund's policy of investing at least 80% of its net assets in real estate companies, may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Series' Board of Directors. The Fund will provide shareholders with at least 60 days' notice before implementing any change in investment policies that would permit the Fund to invest less than 80% of its net assets in real estate companies.

There is no guarantee that the Fund will achieve its objectives.

RISKS

An investment in the Fund is subject to risk, including Active Management Risk, Common Stock Risk, Convertible Securities Risk, Credit Risk, Deflation Risk, Derivatives Risk, Dividend and Income Risk, ETF Risk, FDIC Risk, Foreign Securities and Illiquid Securities Risk, Inflation Risk, Initial Public Offerings (IPOs) Risk, Interest Rate Risk, Market Risk, Non-Diversified Risk, Portfolio Turnover Risk, Preferred Securities Risk, Real Estate Investments and REITs Risk, Reinvestment Risk, Small-Cap and Mid-Cap Companies Risk, and Zero-Coupon and Pay-in-Kind Risk. See "Principal Risks of Investing in the Funds" on the following page for a description of these risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

This section lists and describes, as applicable, the risks associated with an investment in the Global Fund and Monthly Dividend Fund. The sections in this Prospectus entitled "Objective(s), Principal and Other Investment Strategies, and Risks" relating to each of the Global Fund and the Monthly Dividend Fund identify which of these risks apply to a Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objective(s). Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

COMMON STOCK RISK. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund.

CONVERTIBLE SECURITIES RISK. Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

CREDIT RISK. A security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments when due. To the extent the Fund holds securities that are downgraded, or default on payment, its performance could be negatively affected. Debt securities, like those in which the Fund may invest, are traded principally by dealers in the over-the-counter market. The Fund's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

CURRENCY RISK. This risk is associated with a Fund's investment in securities denominated in foreign currencies. Because the Fund receives contributions in U.S. dollars, any investment in securities denominated in a foreign currency requires the Fund to value the securities at the current exchange rate when computing the Fund's daily net asset value. As a result, a Fund is exposed to risk that the value of the U.S. dollar may rise in relation to the value of the foreign currency while the Fund is invested in securities denominated in that currency.

DEFLATION RISK. Deflation risk is the risk that the Fund's dividends may be reduced in the future if earnings power is reduced and results in lower distributions on the assets owned by the Fund or possibly the redemption of such assets by their issuer.

DERIVATIVES RISK. Derivative instruments such as futures contracts in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied.

DIVIDEND AND INCOME RISK. The income shareholders receive from a Fund is based primarily on the dividends and interest it earns from its investments as well as the gains the Fund receives from selling portfolio securities, each of which can vary widely over the short and long term. The dividend income from a Fund's investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a Fund may reduce the dividends paid on such securities. If prevailing market interest rates decline, distribution rates on convertible securities and other debt instruments in which a Fund invests, and shareholders' income from the Fund, would likely decline as well.

EMERGING MARKETS RISK. Emerging market countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many companies in developed countries.

ETF RISK. If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns would therefore be lower.

FDIC RISK. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES AND ILLIQUID SECURITIES RISK. Foreign securities and illiquid securities in the Fund's portfolio may involve higher risk than domestic or liquid securities and may subject the Fund to higher price volatility than investments in less risky securities. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, higher costs of trading, changes in political conditions, investment and repatriation restrictions, and custody and expropriation risks. The Global Fund will have substantial investments in foreign securities.

HIGH-YIELD SECURITIES RISK. High-yield securities in which the Fund may invest are generally subject to higher volatility in yield and market value than investment grade fixed-income securities. High-yield securities have a greater risk of loss of principal and income than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of fixed-income securities is affected by market conditions relating to changes in prevailing interest rates. However, the value of high-yield securities is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or un-rated securities may decline in market value due to investors' heightened concerns and perceptions over credit quality.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As a result of inflation, the real value of the Fund's shares and distributions can decline.

INITIAL PUBLIC OFFERINGS (IPOS) RISK. A Fund may purchase securities in initial public offerings ("IPOs"). These securities are often subject to the general risks associated with investments in companies with small market capitalizations, and typically to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in an IPO may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in IPOs, or to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.

INTEREST RATE RISK. Interest rate risk is the risk that investments, including, but not limited to, preferred shares, U.S. government obligations and debt securities, and to a lesser extent dividend- paying common stocks and shares such as real estate company common shares, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally may fall. Generally, the longer the maturity of a fixed-income security, the more its value falls in response to a given rise in interest rates. The Fund's investment in such securities means that the net asset value and market price of common shares may tend to decline if market interest rates rise. Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

MARKET RISK. The Fund's net asset value, yield and total return will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by matters relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them. Historical outperformance of the real estate securities asset class relative to traditional equity securities and fixed income securities is past performance and is not indicative or a guarantee of the current or future investment performance of the Fund.

NON-DIVERSIFIED RISK. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of a single investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses and lower its return/yield. Frequent and active trading may cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

PREFERRED SECURITIES RISK. To the extent the Fund invests in preferred securities, there are special risks associated with investing in preferred securities, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity's rights as a creditor under the agreement with its operating company.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Fund.

REINVESTMENT RISK. Income from a Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called convertible securities or other debt obligations at market interest rates that are below the Fund's current earnings rate. A decline in income could affect a Fund's overall return.

REAL ESTATE INVESTMENTS AND REITS RISK. For purposes of this risk, unless stated otherwise, the term "real estate company(ies)" refers to Global Real Estate Companies in the case of the Global Fund and real estate companies in the case of the Monthly Dividend Fund, as the case may be.

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

-    declines in the value of real estate;

-    risks related to general and local economic conditions;

-    possible lack of availability of mortgage funds or other capital;

-    overbuilding;

-    lack of completion of developments or delays in completion;

-    extended vacancies of properties;

-    increased competition;

-    increases in property taxes and operating expenses;

-    changes in zoning laws or other government regulations;

- costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems;

-    casualty or condemnation losses;

- limitations on, or unavailability of, insurance on favorable economic terms;

-    limitations on rents;

-    changes in neighborhood values and the appeal of properties to tenants;

-    tenant bankruptcies and other credit problems;

- changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy;

- uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism;

-    changes in interest rates; and

-    legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends, capital gains or other distributions received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to a real estate company. In the event of a default by a borrower or lessee, these companies may suffer losses, experience delays in enforcing their rights as a mortgagee or lessor and incur substantial costs associated with protecting their investments.

Equity REITs (and similar entities formed under the laws of non-U.S. countries) may be affected by changes in the value of the underlying property owned by the trusts or other issuers. Mortgage REITs may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs (and similar entities formed under the laws of non-U.S. countries) are dependent upon management skills and generally may not be diversified. As a result, performance of these holdings ultimately depends on the types of real property in which they invest and how well the property is managed.

REITs are also subject to heavy cash flow dependency and could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended ("Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended ("1940 Act"). Similarly, Global Real Estate Companies formed under the laws of non-U.S. countries may fail to qualify for corporate tax benefits made available by the governments of such countries. Any such failure by these companies or REITs held by the Fund could adversely affect the value of an investment in the Fund.

REITs (and similar entities formed under the laws of non-U.S. countries) have on-going operating fees and expenses, which may include management, advisory and administration fees and expenses. These fees and expenses are borne by shareholders of these companies, including the Fund.

For a description of additional risks of investment in real estate companies, including risks of investing in particular types of properties, such as hotels, office buildings, apartment buildings and health care properties, see "Description of the Series and Its Investments and Risks" in the Statement of Additional Information.

SMALL-CAP AND MID-CAP COMPANIES RISK. The Funds may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that a Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Smaller-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks.

ZERO-COUPON AND PAY-IN-KIND RISK. "Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than securities that pay cash interest. Fluctuations in the market prices of these securities owned by the Fund will result in corresponding fluctuations and volatility in the net asset value of the shares of the Fund.

MANAGEMENT OF THE FUNDS

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Series (on behalf of each Fund) and RiverSource Investments (the "Management Agreement"), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of each Fund also approved at the November meeting a Subadvisory Agreement between RiverSource Investments and LaSalle Securities U.S. Shareholders of the Global Fund also approved at the November meeting a Delegation Agreement between LaSalle Securities US and LaSalle Securities B.V.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Family of Funds, which includes the "RiverSource" funds, "RiverSource Partners" funds, "Threadneedle" funds and the "Seligman" funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection= needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

THE GLOBAL FUND is subadvised by LaSalle Investment Management (Securities), L.P. (referred to throughout as LaSalle Securities U.S.) and LaSalle Investment Management Securities B.V. (referred to throughout as LaSalle Securities B.V.).

With respect to the Global Fund, LaSalle Securities U.S. is responsible for the overall management of the Fund's portfolio of investments, including the allocation of the Fund's net assets among various regions and countries, and making purchases and sales consistent with the Fund's investment objective and strategies. LaSalle Securities U.S. is also responsible for the supervision of LaSalle Securities B.V., which assists with portfolio management.

LaSalle Securities B.V. makes investments consistent with the Global Fund's investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle Securities B.V. also assists LaSalle Securities U.S. on the Fund's portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle Securities U.S. There is no pre-determined allocation to LaSalle Securities B.V. The amount is determined through the investment process described under the Global Fund's "Principal Investment Strategies" and on-going discussions between the subadvisers.

THE MONTHLY DIVIDEND FUND is subadvised by LaSalle Securities U.S. With respect to the Monthly Dividend Fund, LaSalle Securities U.S. manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with that Fund's investment objectives and strategies.

MANAGEMENT FEES. Effective November 7, 2008, each Fund pays RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The management fee paid by each Fund to RiverSource Investments is the same annual fee rate that was paid to Seligman prior to November 7, 2008. The management fee rates are as follows:

-    Global Fund: 0.98%

-    Monthly Dividend Fund: 0.90%

Under the Management Agreement, the Funds also pays taxes, brokerage commissions, and nonadvisory expenses. As described in each Fund's fees and expense table, RiverSource Investments and its affiliates are waiving certain fees and absorbing certain expenses of each Fund through April 30, 2010, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by a Fund. Under the fee waiver/expense reimbursement agreement with respect to the Global Fund, net operating expenses will not exceed 1.64% for Class A, 2.39% for Class C and 1.89% for Class R shares. Under the agreement with respect to the Monthly Dividend Fund, net operating expenses will not exceed 1.60% for Class A, 2.35% for Class B, 2.35% for Class C and 1.85% for Class R shares.

On July 29, 2008, the Series' Board met to discuss, prior to shareholder approval, the Management Agreement between the Series' (on behalf of each Fund) and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Funds' proxy statement, dated August 27, 2008, and is available in the Funds' annual shareholder report for the year ended December 31, 2008.

SUBADVISERS

LaSalle Securities U.S. is located at 100 East Pratt Street, Baltimore, Maryland 21202, and LaSalle Securities B.V. is located at Herengracht 471, 1017 BS Amsterdam, The Netherlands. LaSalle Securities U.S. and LaSalle Securities B.V. are registered investment advisers affiliated with LaSalle Investment Management, Inc. ("LaSalle"), a global real estate investment adviser managing private and public real estate assets around the world, including direct interests in real estate and real estate related securities.

LaSalle is a wholly-owned subsidiary of Jones Lang LaSalle Incorporated ("Jones Lang LaSalle"), a U.S. publicly-traded company. LaSalle is one of several entities through which Jones Lang LaSalle and its affiliates conduct real estate investment advisory and related businesses. Jones Lang LaSalle and its affiliates have employees in 170 key markets in 60 countries on five continents. It is a leading full-service real estate firm that provides management services, corporate and financial services, and investment management services to corporations and other real estate owners, users and investors worldwide. LaSalle Securities U.S. and LaSalle Securities B.V. are supported by Jones Lang LaSalle's extensive property management and direct real estate investment organizations, and its global research capabilities, with more than 100 research professionals worldwide.

The fees of a Fund's subadviser(s) will be paid by RiverSource Investment out of the fee it receives for managing that Fund or otherwise from its own resources.

PORTFOLIO MANAGEMENT

As described above, LaSalle Securities U.S. and LaSalle Securities B.V. serve as subadvisers to the Global Fund, and LaSalle Securities U.S. serves as subadviser to the Monthly Dividend Fund. The LaSalle Securities U.S. team is headed by Messrs. Stan J. Kraska, George J. Noon and Keith R. Pauley. Mr. Ernst Jan de Leeuw of LaSalle Securities B.V. is a portfolio manager with respect to the assets of the Global Fund.

LASALLE SECURITIES U.S.

Mr. Kraska is a Managing Director of LaSalle Securities U.S. since 1997. Mr. Kraska has over 22 years of real estate experience. His responsibilities include portfolio management and overseeing special situation investment efforts. He is a member of NAREIT and Urban Land Institute. He received his B.A. in Engineering Sciences from Dartmouth College and his M.B.A. from the Harvard Business School. He joined LaSalle Securities U.S. in 1986.

Mr. Noon is a Managing Director of LaSalle Securities U.S. since 2003. Mr. Noon has over 19 years of real estate experience. His responsibilities include portfolio management of global real estate securities programs. Mr. Noon is a graduate of the Wharton School of the University of Pennsylvania with a B.S. in Economics and a major in Finance. Mr. Noon is a holder of a Chartered Financial Analyst designation. He is an associate member of NAREIT and a member of the Baltimore Security Analysts Society. He joined LaSalle Securities U.S. in 1990.

Mr. Pauley is a Managing Director of LaSalle Securities U.S. and has been Chief Investment Officer of LaSalle Securities U.S. since 1996. Mr. Pauley has over 23 years of real estate experience. His responsibilities at LaSalle Securities U.S. include portfolio management and oversight of securities research and trading. Mr. Pauley is a holder of the Chartered Financial Analyst designation and a member of the Baltimore Security Analysts Society. He is an associate member of NAREIT and a past member of its Board of Governors and Co-chairman of its research committee. He graduated from the University of Maryland with a B.A. in Economics and an M.B.A. in Finance. He joined LaSalle Securities U.S. in 1985.

LASALLE SECURITIES B.V.

Mr. Ernst Jan de Leeuw is a Managing Director of LaSalle Securities B.V. and is responsible for managing separate account portfolios of public European property companies. Prior to joining LaSalle Securities B.V. in 2000, Mr. de Leeuw worked for five years as a portfolio manager at Robeco Group, where he was responsible for real estate securities portfolios, as well as for a number of discretionary equity portfolios for Robeco Institutional Asset Management clients. Mr. de Leeuw is a certified EFFAS Financial Analyst (European Federation of Financial Analysts Societies). He studied at the University of Berlin and graduated with a Doctorandus in Business Economics and Econometrics at the University of Groningen. Mr. de Leeuw is registered with the Dutch Securities Institute.

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Fund(s) for which they provide portfolio management.

REGULATORY MATTERS

In September 2006, the Office of the Attorney General of the State of New York ("NYAG") commenced a civil action in New York State Supreme Court against J. &
W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows:
$150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds' shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

THIS SHAREHOLDER INFORMATION SECTION IS EFFECTIVE ON OR ABOUT JUNE 13, 2009.

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA)."

Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares and the Seligman funds' Class I shares (which are offered in a separate prospectus) will be renamed as Class R5 shares. At such time, the Global Fund will then offer the following classes of shares: Class A, Class C, Class R2 and Class R5 shares, and the Monthly Dividend Fund will then offer the following classes of shares: Class A, Class B, Class C, Class R2 and Class R5 shares.

Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS--CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

INVESTMENT OPTIONS SUMMARY

                                                                                      DISTRIBUTION         PLAN
                                                              CONTINGENT DEFERRED        AND/OR       ADMINISTRATION
                    AVAILABILITY(a)   INITIAL SALES CHARGE    SALES CHARGE (CDSC)    SERVICE FEE(b)    SERVICES FEE
                   ----------------   --------------------   ---------------------   --------------   --------------
Class A            Available to all   Yes. Payable at        No.(c)                  Yes.             No.
                   investors.         time of purchase.                              0.25%(i)
                                      Lower or no sales
                                      charge for larger
                                      investments.

Class B(d)(e)(f)   Available to all   No. Entire purchase    Maximum 5% CDSC         Yes.             No.
                   investors.         price is invested      during the first year   1.00%(i)
                                      in shares of the       decreasing to 0%
                                      fund.                  after six years.

Class C(f)         Available to all   No. Entire purchase    1% CDSC may apply if    Yes.             No.
                   investors.         price is invested      you sell shares         1.00%(i)
                                      in shares of the       within one year after
                                      fund.                  purchase.

Class I            Limited to         No.                    No.                     No.              No.
                   qualifying
                   institutional
                   investors.

Class R2(g)        Limited to         No.                    No.                     Yes.             Yes.
                   qualifying                                                        0.50%            0.25%
                   institutional
                   investors.

Class R3           Limited to         No.                    No.                     Yes.             Yes.
                   qualifying                                                        0.25%            0.25%
                   institutional
                   investors.

Class R4           Limited to         No.                    No.                     No.              Yes.
                   qualifying                                                                         0.25%
                   institutional
                   investors.

Class R5(h)        Limited to         No.                    No.                     No.              No.
                   qualifying
                   institutional
                   investors.

Class W            Limited to         No.                    No.                     Yes.             No.
                   qualifying                                                        0.25%(i)
                   discretionary
                   managed accounts.

Class Y            Limited to         No.                    No.                     No.              Yes.
                   qualifying                                                                         0.15%
                   institutional
                   investors.

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(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.

(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class A--contingent deferred sales charge" for more information. For all funds except money market funds.

(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C--CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

(g) Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares.

(h) Effective on or about June 13, 2009, the Seligman funds' Class I shares will be renamed as Class R5 shares.

(i) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

-    The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

----------
* For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge--Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C--CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

-    Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

----------
* For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

-    Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

-    Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

MONEY MARKET FUNDS.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

                                                                                            CLASS I
                                                                                           CLASS R2
                                                                                           CLASS R5
                                                                                            CLASS W
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C    CLASS Y
----------------------------------------------------------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                         none      none       none     none
Maximum Deferred Sales Charge (Load) Imposed on Sales
   (as a percentage of offering price at time of purchase)     none         5%         1%    none

NON-MONEY MARKET FUNDS

CLASS A--INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(a) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999               5.75%                6.10%               5.00%
$50,000-$99,999             4.75                 4.99                4.00
$100,000-$249,999           3.50                 3.63                3.00
$250,000-$499,999           2.50                 2.56                2.15
$500,000-$999,999           2.00                 2.04                1.75
$1,000,000 or more          0.00                 0.00                0.00(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999               4.75%                 4.99%              4.00%
$50,000-$99,999             4.25                  4.44               3.50
$100,000-$249,999           3.50                  3.63               3.00
$250,000-$499,999           2.50                  2.56               2.15
$500,000-$999,999           2.00                  2.04               1.75
$1,000,000 or more          0.00                  0.00               0.00(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999               3.00%                 3.09%                2.50%
$50,000-$99,999             3.00                  3.09                 2.50
$100,000-$249,999           2.50                  2.56                 2.15
$250,000-$499,999           2.00                  2.04                 1.75
$500,000-$999,999           1.50                  1.52                 1.25
$1,000,000 or more          0.00                  0.00                 0.00(c),(d)

----------
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)  Purchase price includes the sales charge.

(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge--Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

-    Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

-    Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

-    Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE--LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

EXISTING ROA EXAMPLE. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

NOTIFICATION OBLIGATION. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE--WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. SALES CHARGES DO NOT APPLY TO:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

-    purchases made:

     - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

     - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

     -    through state sponsored college savings plans established under
          Section 529 of the Internal Revenue Code; or

     -    through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

     -    have at least $1 million in plan assets at the time of investment; and

     - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

     - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A--CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC--WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

-    purchased through reinvestment of dividends and capital gain distributions.

-    in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

-    of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C--CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:   THE CDSC PERCENTAGE RATE IS:*
-------------------------------   -----------------------------
First year                                      5%
Second year                                     4%
Third year                                      3%**
Fourth year                                     3%
Fifth year                                      2%
Sixth year                                      1%
Seventh or eighth year                          0%

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* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

** For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Al- though there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares--Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC--WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

-    sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC--WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y--NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS     The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                 Mail your check and completed application to:

REGULAR MAIL     RIVERSOURCE FAMILY OF FUNDS
                 C/O BOSTON FINANCIAL
                 P.O. BOX 8041
                 BOSTON, MA 02266-8041

EXPRESS MAIL     RIVERSOURCE FAMILY OF FUNDS
                 C/O BOSTON FINANCIAL
                 30 DAN ROAD
                 CANTON, MA 02021-2809

                 If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

BY WIRE OR ACH   Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                 If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

BY EXCHANGE      Call (800) 221-2450 or send signed written instructions to the address above.

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                                      RIVERSOURCE               RIVERSOURCE
                                                                   120/20 CONTRARIAN       DISCIPLINED SMALL CAP
                                                                      EQUITY FUND;              VALUE FUND;
                            FOR ALL FUNDS,                            THREADNEEDLE              RIVERSOURCE
                         CLASSES AND ACCOUNTS                       GLOBAL EXTENDED         FLOATING RATE FUND;
                          EXCEPT THOSE LISTED                   ALPHA FUND; RIVERSOURCE         RIVERSOURCE
                             TO THE RIGHT       TAX QUALIFIED       ABSOLUTE RETURN         INFLATION PROTECTED
                            (NONQUALIFIED)        ACCOUNTS      CURRENCY AND INCOME FUND      SECURITIES FUND      CLASS W
                         --------------------   -------------   ------------------------   ---------------------   -------
Initial investment              $2,000              $1,000               $10,000                   $5,000            $500
Additional investments          $  100              $  100               $   100                   $  100            None
Account balance*                $1,000                None               $ 5,000                   $2,500            $500

----------
* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

MINIMUM INVESTMENT AND ACCOUNT BALANCE--SCHEDULED INVESTMENT PLANS

                                                                      RIVERSOURCE               RIVERSOURCE
                                                                   120/20 CONTRARIAN       DISCIPLINED SMALL CAP
                                                                      EQUITY FUND;              VALUE FUND;
                            FOR ALL FUNDS,                            THREADNEEDLE              RIVERSOURCE
                         CLASSES AND ACCOUNTS                       GLOBAL EXTENDED         FLOATING RATE FUND;
                          EXCEPT THOSE LISTED                   ALPHA FUND; RIVERSOURCE         RIVERSOURCE
                             TO THE RIGHT       TAX QUALIFIED       ABSOLUTE RETURN         INFLATION PROTECTED
                            (NONQUALIFIED)        ACCOUNTS      CURRENCY AND INCOME FUND      SECURITIES FUND      CLASS W
                         --------------------   -------------   ------------------------   ---------------------   -------
Initial investment              $100(a)             $100(b)              $10,000                   $5,000            $500
Additional investments          $100                $ 50                 $   100                   $  100            None
Account balance**               None(b)             None                 $ 5,000                   $2,500            $500

----------
** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)  Money Market Funds--$2,000

(b)  Money Market Funds--$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS     You can exchange or sell shares by having your financial
                 intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL          Mail your exchange or sale request to:

                 REGULAR MAIL   RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                 EXPRESS MAIL   RIVERSOURCE FAMILY OF FUNDS
                                C/O BOSTON FINANCIAL
                                30 DAN ROAD
                                CANTON, MA 02021-2809

Include in your letter:

-    your name

-    the name of the fund(s)

-    your account number

-    the class of shares to be exchanged or sold

-    your Social Security number or Employer Identification number

-    the dollar amount or number of shares you want to exchange or sell

-    specific instructions regarding delivery or exchange destination

-    signature(s) of registered account owner(s)

- any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

-    Amount is over $50,000.

- You want your check made payable to someone other than the registered account owner(s).

-    Your address of record has changed within the last 30 days.

-    You want the check mailed to an address other than the address of record.

-    You want the proceeds sent to a bank account not on file.

- You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

                 A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                 NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE     Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time.
                 Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

                 Payment will be mailed to the address of record and made payable to the names listed on the account.

                 Telephone sale requests are limited to $50,000 per day.

BY WIRE OR ACH   You can wire money from your fund account to your bank account.
                 Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                 Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                 A service fee may be charged against your account for each wire sent.

                 Minimum amount:

                 by ACH: $100

                 by wire: $500

                 Your bank or financial intermediary may charge additional fees for wire transactions.

BY SCHEDULED     You may elect to receive regular periodic payments through an
PAYOUT PLAN      automatic sale of shares. See the SAI for more information.

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                  TO OTHER FUNDS
                           ---------------------------
FROM A MONEY MARKET FUND   CLASS A   CLASS B   CLASS C
------------------------   -------   -------   -------
Class A                      Yes       Yes       Yes
Class B                       No       Yes        No
Class C                       No       No        Yes

                              TO A MONEY MARKET FUND
                           ---------------------------
FROM OTHER FUNDS           CLASS A   CLASS B   CLASS C
----------------           -------   -------   -------
Class A                      Yes        No        No
Class B                       No       Yes        No
Class C                       No        No       Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds--The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

The Global Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2016. The Monthly Dividend Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in 2016. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Funds will be able to utilize all of its available capital loss carryforward before it expires.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION AND SHAREHOLDER SERVICES. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options--Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

TRANSFER AGENCY SERVICES. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PLAN ADMINISTRATION SERVICES. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges --fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similaly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub- accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund. Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

Financial Highlights

The tables below are intended to help you understand the financial performance of each class of shares of each Fund from their inception. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes. If such charges, costs or taxes were included, the returns presented below would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their reports, along with each Fund's financial statements, are included in the Series' Annual Reports, which are available upon request. Effective March 18, 2009, Ernst & Young LLP serves as the Funds' independent registered public accounting firm.

Effective on or about June 13, 2009, the Class R shares are renamed as Class R2 shares.

GLOBAL FUND

                                                          CLASS A                            CLASS C
                                              -------------------------------    -------------------------------
                                                   YEAR ENDED       12/29/06*         YEAR ENDED       12/29/06*
                                              -------------------       TO       -------------------       TO
                                              12/31/08   12/31/07    12/31/06    12/31/08   12/31/07    12/31/06
                                              --------   --------   ---------    --------   --------   ---------
PER SHARE DATA:
Net asset value, beginning of period          $  5.75    $  7.14    $  7.14      $  5.76    $  7.14    $  7.14
Income (Loss) from investment operations:
   Net investment income                         0.11       0.06         --**       0.07       0.01         --**
   Net realized and unrealized loss on
      investments and foreign currency
      transactions                              (2.93)     (1.29)        --        (2.92)     (1.28)        --
                                              -------    -------    -------      -------    -------    -------
Total from investment operations                (2.82)     (1.23)        --**      (2.85)     (1.27)        --**
                                              -------    -------    -------      -------    -------    -------
Less Distributions:
   Distributions from net investment income     (0.04)     (0.06)        --        (0.03)     (0.01)        --
   Distribution in excess of net investment
      income                                       --      (0.10)        --           --      (0.10)        --
   Return of capital                            (0.04)        --         --        (0.03)        --         --
                                              -------    -------    -------      -------    -------    -------
Total Distributions                             (0.08)     (0.16)        --        (0.06)     (0.11)        --
                                              -------    -------    -------      -------    -------    -------
Net asset value, end of period                $  2.85    $  5.75    $  7.14      $  2.85    $  5.76    $  7.14
                                              -------    -------    -------      -------    -------    -------
TOTAL RETURN                                   (49.67)%   (17.21)%        0%      (49.96)%   (17.86)%        0%
                                              -------    -------    -------      -------    -------    -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $ 9,268    $24,591    $ 1,289      $ 3,026    $ 2,629    $     7
Ratio of expenses to average net assets          1.64%      1.64%      1.64%+       2.38%      2.39%      2.39%+
Ratio of net investment income (loss) to
   average net assets                            2.23%      0.90%     (1.64)%+      1.49%      0.15%     (2.39)%+
Portfolio turnover rate                         62.37%     81.20%        --        62.37%     81.20%        --
Without expense reimbursement:##
Ratio of expenses to average net assets          2.38%      2.52%     90.03%++      3.12%      3.27%     90.78%++
Ratio of net investment income (loss) to
   average net assets                            1.49%      0.02%    (90.03)%++     0.75%     (0.73)%   (90.78)%++

----------
See footnotes on page 60.

GLOBAL FUND

                                                          CLASS R
                                              -------------------------------
                                                   YEAR ENDED       12/29/06*
                                              -------------------       TO
                                              12/31/08   12/31/07    12/31/06
                                              --------   --------   ---------
PER SHARE DATA:                               $ 5.76     $ 7.14     $ 7.14
Net asset value, beginning of period
Income (Loss) from investment operations:
   Net investment income                        0.10       0.04         --**
   Net realized and unrealized loss on
      investments and foreign currency
      transactions                             (2.93)     (1.27)        --
                                              ------     ------     ------
Total from investment operations               (2.83)     (1.23)        --**
                                              ------     ------     ------
Less Distributions:
   Distributions from net investment income    (0.04)     (0.04)        --
   Distribution in excess of net investment
      income                                      --      (0.11)        --
   Return of capital                           (0.03)        --         --
                                              ------     ------     ------
Total Distributions                            (0.07)     (0.15)        --
                                              ------     ------     ------
Net asset value, end of period                $ 2.86     $ 5.76     $ 7.14
                                              ------     ------     ------
TOTAL RETURN                                  (49.65)%   (17.30)%        0%
                                              ------     ------     ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $   48     $   20     $    7
Ratio of expenses to average net assets         1.89%      1.89%      1.89%+
Ratio of net investment income (loss) to
   average net assets                           1.98%      0.65%     (1.89)%+
Portfolio turnover rate                        62.37%     81.20%        --
Without expense reimbursement:##
Ratio of expenses to average net assets         2.63%      2.78%     90.28%++
Ratio of net investment income (loss) to
   average net assets                           1.24%     (0.23)%   (90.28)%++

----------
See footnotes on page 60.

MONTHLY DIVIDEND FUND

CLASS A

                                                           YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------
                                                2008       2007       2006      2005      2004
                                              -------    -------    -------   -------   -------
PER SHARE DATA:
Net asset value, beginning of year            $  5.90    $  9.87    $  8.70   $  9.26   $  8.04
Income (Loss) from investment operations:
   Net investment income                         0.15       0.12       0.11      0.14      0.21
   Net realized and unrealized gain (loss)
      on investments                            (2.71)     (2.40)      2.53      0.33      1.71
                                              -------    -------    -------   -------   -------
Total from investment operations                (2.56)     (2.28)      2.64      0.47      1.92
                                              -------    -------    -------   -------   -------
Less distributions:
   Distributions from net investment income     (0.15)     (0.12)     (0.11)    (0.14)    (0.21)
   Distributions in excess of net
      investment income                            --      (0.01)        --     (0.02)    (0.13)
   Return of capital                            (0.13)        --      (0.20)       --     (0.05)
   Distributions from net realized capital
      gain                                         --      (1.56)     (1.16)    (0.87)    (0.31)
                                              -------    -------    -------   -------   -------
Total distributions                             (0.28)     (1.69)     (1.47)    (1.03)    (0.70)
                                              -------    -------    -------   -------   -------
                                              -------    -------    -------   -------   -------
Net asset value, end of year                  $  3.06    $  5.90    $  9.87   $  8.70   $  9.26
                                              -------    -------    -------   -------   -------
TOTAL RETURN                                   (44.94)%   (23.82)%    30.90%     5.34%    24.95%
                                              -------    -------    -------   -------   -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $ 8,816    $22,451    $42,948   $35,619   $34,401
Ratio of expenses to average net assets          1.59%      1.60%      1.60%     1.60%     1.60%
Ratio of net investment income to average
   net assets                                    2.79%      1.32%      1.09%     1.51%     2.43%
Portfolio turnover rate                         76.90%     76.07%     47.78%    41.09%    29.03%
Without expense reimbursement:##
Ratio of expenses to average net assets          2.10%      1.79%      1.67%     1.78%     1.79%
Ratio of net investment income to average
   net assets                                    2.28%      1.13%      1.02%     1.33%     2.23%

----------
See footnotes on page 60.

MONTHLY DIVIDEND FUND

CLASS B

                                                           YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------
                                                2008       2007       2006      2005      2004
                                              -------    -------    -------   -------   -------
PER SHARE DATA:
Net asset value, beginning of year            $  5.89    $  9.86    $  8.69   $  9.25   $  8.04
Income from investment operations:
   Net investment income                         0.11       0.05       0.08      0.07      0.14
   Net realized and unrealized gain (loss)
      on investments                            (2.70)     (2.41)      2.49      0.34      1.71
                                              -------    -------    -------   -------   -------
Total from investment operations                (2.59)     (2.36)      2.57      0.41      1.85
                                              -------    -------    -------   -------   -------
Less distributions:
   Distributions from net investment income     (0.11)     (0.05)     (0.08)    (0.07)    (0.14)
   Distributions in excess of net investment
      income                                       --         --         --     (0.03)    (0.15)
   Return of capital                            (0.13)        --      (0.16)       --     (0.04)
   Distributions from net realized capital
      gain                                         --      (1.56)     (1.16)    (0.87)    (0.31)
                                              -------    -------    -------   -------   -------
Total distributions                             (0.24)     (1.61)     (1.40)    (0.97)    (0.64)
                                              -------    -------    -------   -------   -------
Net asset value, end of year                  $  3.06    $  5.89    $  9.86   $  8.69   $  9.25
                                              -------    -------    -------   -------   -------
TOTAL RETURN                                   (45.36)%   (24.45)%    29.97%     4.58%    24.01%
                                              -------    -------    -------   -------   -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $ 2,440    $ 6,115    $13,104   $13,156   $13,759
Ratio of expenses to average net assets          2.32%      2.35%      2.35%     2.35%     2.35%
Ratio of net investment income to average
   net assets                                    2.06%      0.56%      0.83%     0.76%     1.68%
Portfolio turnover rate                         76.90%     76.07%     47.78%    41.09%    29.03%
Without expense reimbursement:##
Ratio of expenses to average net assets          2.83%      2.54%      2.42%     2.53%     2.54%
Ratio of net investment income to average
   net assets                                    1.55%      0.37%      0.76%     0.58%     1.48%

----------
See footnotes on page 60.

MONTHLY DIVIDEND FUND

CLASS C

                                                           YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------
                                                2008       2007       2006      2005      2004
                                              -------    -------    -------   -------   -------
PER SHARE DATA:
Net asset value, beginning of year            $  5.89    $  9.85    $  8.69   $  9.25   $  8.04
Income from investment operations:
   Net investment income                         0.11       0.05       0.08      0.07      0.14
   Net realized and unrealized gain (loss)
      on investments                            (2.70)     (2.40)      2.48      0.34      1.71
                                              -------    -------    -------   -------   -------
Total from investment operations                (2.59)     (2.35)      2.56      0.41      1.85
                                              -------    -------    -------   -------   -------
Less distributions:
   Distributions from net investment income     (0.11)     (0.05)     (0.08)    (0.07)    (0.14)
   Distributions in excess of net
      investment income                            --         --         --     (0.03)    (0.15)
   Return of capital                            (0.13)        --      (0.16)       --     (0.04)
   Distributions from net realized capital
      gain                                         --      (1.56)     (1.16)    (0.87)    (0.31)
                                              -------    -------    -------   -------   -------
Total distributions                             (0.24)     (1.61)     (1.40)    (0.97)    (0.64)
                                              -------    -------    -------   -------   -------
Net asset value, end of year                  $  3.06    $  5.89    $  9.85   $  8.69   $  9.25
                                              -------    -------    -------   -------   -------
TOTAL RETURN                                   (45.36)%   (24.38)%    29.84%     4.58%    24.02%
                                              -------    -------    -------   -------   -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $ 8,849    $12,149    $27,518   $23,478   $31,894
Ratio of expenses to average net assets          2.35%      2.35%      2.35%     2.35%     2.35%
Ratio of net investment income to average
   net assets                                    2.03%      0.56%      0.83%     0.76%     1.68%
Portfolio turnover rate                         76.90%     76.07%     47.78%    41.09%    29.03%
Without expense reimbursement:##
Ratio of expenses to average net assets          2.86%      2.54%      2.42%     2.53%     2.54%
Ratio of net investment income to average
   net assets                                    1.52%      0.37%      0.76%     0.58%     1.48%

----------
See footnotes on page 60.

MONTHLY DIVIDEND FUND

CLASS R

                                                          YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------
                                                2008       2007      2006      2005     2004
                                              -------    -------    ------   -------   ------
PER SHARE DATA:
Net asset value, beginning of year            $  5.87    $  9.87    $ 8.69   $  9.25   $ 8.04
Income from investment operations:
   Net investment income                         0.13       0.09      0.10      0.11     0.18
   Net realized and unrealized gain (loss)
      on investments                            (2.68)     (2.43)     2.53      0.34     1.71
                                              -------    -------    ------   -------   ------
Total from investment operations                (2.55)     (2.34)     2.63      0.45     1.89
                                              -------    -------    ------   -------   ------
Less distributions:
   Distributions from net investment income     (0.13)     (0.09)    (0.10)    (0.11)   (0.18)
   Distributions in excess of net
      investment income                            --      (0.01)       --     (0.03)   (0.14)
   Return of capital                            (0.14)        --     (0.19)       --    (0.05)
   Distributions from net realized capital
      gain                                         --      (1.56)    (1.16)    (0.87)   (0.31)
                                              -------    -------    ------   -------   ------
Total distributions                             (0.27)     (1.66)    (1.45)    (1.01)   (0.68)
                                              -------    -------    ------   -------   ------
Net asset value, end of year                  $  3.05    $  5.87    $ 9.87   $  8.69   $ 9.25
                                              -------    -------    ------   -------   ------
TOTAL RETURN                                   (45.01)%   (24.36)%   30.73%     5.08%   24.55%
                                              -------    -------    ------   -------   ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $ 3,065    $ 3,280    $1,748   $   760   $   22
Ratio of expenses to average net assets          1.85%      1.85%     1.85%     1.85%    1.85%
Ratio of net investment income to average
   net assets                                    2.53%      1.06%     0.98%     1.26%    2.17%
Portfolio turnover rate                         76.90%     76.07%    47.78%    41.09%   29.03%
Without expense reimbursement:##
   Ratio of expenses to average net assets       2.36%      2.04%     1.92%     2.03%    2.05%
   Ratio of net investment income to
      average net assets                         2.02%      0.87%     0.91%     1.08%    1.97%

----------
*    Commencement of operations.

**   Less than + or - $0.01 per share.

+    Annualized.

++ Seligman, the predecessor investment manager, and RiverSource Investments and its affiliates, as applicable, reimbursed certain expenses of the Fund. The ratios of expenses and net investment loss to average net assets without expense reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.

## Seligman, the predecessor investment manager, and RiverSource Investments and its affiliates, as applicable, waived a portion of its management fee and/or reimbursed certain expenses of the Fund for the periods presented.

How to Contact Us

THE FUND

Write to CORPORATE COMMUNICATIONS/INVESTOR RELATIONS DEPARTMENT AMERIPRISE FINANCIAL, INC.
               200 Ameriprise Financial Center
               Minneapolis, MN 55474

Phone          Toll-free in the US (800) 221-7844
               Outside the US (212) 850-1864

YOUR REGULAR (NON-RETIREMENT) ACCOUNT

Write to       RIVERSOURCE FAMILY OF FUNDS

For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail   RiverSource Family of Funds
               c/o Boston Financial
               P.O. Box 8041
               Boston, MA 02266-8041

Express Mail   RiverSource Family of Funds
               c/o Boston Financial
               30 Dan Road
               Canton, MA 02021-2809

Phone          Toll-free in the US (800) 221-2450
               Outside the US (212) 682-7600

YOUR RETIREMENT ACCOUNT

Phone          Toll-free (800) 445-1777

                       RIVERSOURCE FUND DISTRIBUTORS, INC.
                                 an affiliate of
                          RIVERSOURCE INVESTMENTS, LLC
             a wholly owned subsidiary of Ameriprise Financial, Inc.

For More Information

The following information is available, without charge, upon request by calling toll-free 800-221-2450 in the US or 212-682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports, when available, contain additional information about the Fund's investments. In the Series' Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year. The Series' SAI and most recent Annual/Semi-Annual Reports, when published, are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Prospectus, Annual/Semi-Annual Reports and other information about the Funds, when published, are also available on the EDGAR Database on the SEC's internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number: 811-21365

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SL-9912-99 (5/09)

                                                                      PROSPECTUS
                                                                     May 1, 2009

Seligman LaSalle Real Estate Fund Series, Inc.

Investing in Equity and Equity-related Securities Issued by Real Estate Companies, such as Real Estate Investment Trusts (REITs)

-    Seligman LaSalle Global Real Estate Fund

-    Seligman LaSalle Monthly Dividend Real Estate Fund

Offering Class I shares, which are renamed as Class R5 shares on or about June 13, 2009

As with all mutual funds, the Securities and Exchange Commission has neither approved or disapproved these funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these funds or any other fund cannot provide a complete investment program. The suitability of an investment in a fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if these Funds are suitable for you.

              Not FDIC Insured - May Lose Value - No Bank Guarantee

                                                 (SELIGMAN INVESTMENTS(SM) LOGO)

                                        (LASALLE INVESTMENT MANAGEMENT(SM) LOGO)

REFS 5/09 CII

Table of Contents

This Prospectus contains information about Seligman LaSalle Real Estate Fund Series, Inc. (the "Series"), which consists of two separate funds at the present time: Seligman LaSalle Global Real Estate Fund (the "Global Fund") and Seligman LaSalle Monthly Dividend Real Estate Fund (the "Monthly Dividend Fund").

The discussion of each Fund includes a summary of the Fund's investment objective(s), principal investment strategies and principal risks and information relating to each Fund's portfolio holdings, past performance, fees and expenses, followed by a more complete discussion of each Fund's investment objective(s), principal investment strategies, other strategies and risks.

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND...........................            1
SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND.................           10
PRINCIPAL RISKS OF INVESTING IN THE FUNDS..........................           18
MANAGEMENT OF THE FUNDS............................................           23
SUBADVISERS........................................................           24
PORTFOLIO MANAGEMENT...............................................           24
SHAREHOLDER INFORMATION............................................           27
   Buying and Selling Shares.......................................           28
   Description of Share Classes....................................           28
   Investment Options - Classes of Shares..........................           28
   Sales Charges...................................................           32
   Opening an Account..............................................           39
   Exchanging or Selling Shares....................................           42
   Exchanges.......................................................           44
   Selling Shares..................................................           46
   Pricing and Valuing of Fund Shares..............................           48
   Distributions and Taxes.........................................           49
   General Information.............................................           52
FINANCIAL HIGHLIGHTS ..............................................           56
HOW TO CONTACT US..................................................           58
FOR MORE INFORMATION...............................................   back cover

The website references in this Prospectus are inactive textual references, and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Effective November 7, 2008, RiverSource Investments, LLC ("RiverSource Investments"), investment manager to the RiverSource Family of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), completed its acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated ("Seligman"). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008. Shareholders of each Fund also approved at the November meeting a subadvisory agreement (each a "Subadvisory Agreement") between RiverSource Investments and LaSalle Investment Management (Securities), L.P. (referred to throughout as LaSalle Securities U.S.). Shareholders of Seligman LaSalle Global Real Estate Fund also approved at the November meeting a delegation agreement (the "Delegation Agreement") between LaSalle Securities US and LaSalle Investment Management Securities B.V. (referred to throughout as LaSalle Securities B.V.).

RIVERSOURCE FAMILY OF FUNDS

The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Family of Funds. The Seligman funds share the same Board of Directors/Trustees as the other funds in the RiverSource Family of Funds. Effective on or about June 13, 2009, the Seligman funds will share the same policies and procedures as, and may be exchanged for shares of, the RiverSource funds, RiverSource Partners funds and Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Family of Funds.

Seligman LaSalle Global Real Estate Fund Summary

INVESTMENT OBJECTIVE:

The Fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies," which are companies that meet one of the following criteria:

- companies qualifying for U.S. federal income tax purposes as real estate investment trusts ("REITs");

-    entities similar to REITs formed under the laws of non-U.S. countries; or

- other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate.

Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. The Fund expects under normal market conditions to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The subadvisers may reduce this 40% minimum investment amount to 30% if the subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

In selecting investments for the Fund, the Fund's subadvisers (as described in the section entitled "Principal Investment Strategies" which begins on page 6) combine bottom-up research, which includes quantitative and qualitative investment criteria, with top-down macroeconomic research to evaluate Global Real Estate Companies.

The Fund intends to pay dividends semi-annually and distribute any net capital gains realized on investments annually. Dividends paid by the Fund generally will be taxable to you as ordinary income. It is expected that dividends paid by the Fund generally will not be eligible for the reduction in dividend tax rates set forth in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

GLOBAL FUND

PRINCIPAL RISKS:

The Fund's net asset value, total return and yield will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by matters relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

Although the values of the securities of Global Real Estate Companies reflect the perceived operating values of these companies and do not always move in tandem with the prices of real estate assets, the Fund is subject to risks associated with the direct ownership of real estate, because of the Fund's policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry.

These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, increases in taxes, changes in zoning laws, and property casualty. Please refer to the section entitled "Risks" on page 8 for a list of the risks associated with an investment in the Fund and, beginning on page 16, the descriptions of these risks. These real estate risks, including the perception that these risks may materialize, could contribute to a decline in dividends and capital gains distributions received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, in the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or particular types of Global Real Estate Companies, the Fund may be subject to certain of these risks to a greater degree.

Global Real Estate Companies tend to be small- to medium-sized companies in relation to the equity markets as a whole. Small- and medium-sized company stocks, as a whole, may experience greater price fluctuations than large-company stocks or other types of investments.

Investment in foreign securities, especially those of emerging market countries, will expose the Fund to the direct and indirect consequences of political, social and economic conditions in the countries that issue the securities or in which the issuers or properties are located. Investment in non-U.S. dollar denominated securities subjects the Fund to currency risk.

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

An investment in the Fund is not a deposit in a bank or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

Effective on or about June 13, 2009, the Fund's Class I shares are renamed as Class R5 shares. The following performance information provides some indication of the risks of investing in the Fund by showing the performance of Class I shares for the one-year and since inception periods ended December 31, 2008, as well as how such performance compares to two measures of performance.

The performance information on the following page is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and the table assume that all dividends and capital gains and other distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

Prior to November 7, 2008, the Fund was managed by Seligman. In the past, Seligman contractually waived its management fee and/or reimbursed certain Fund expenses. Absent past fee waivers/expense reimbursements, returns would have been lower. Through at least April 30, 2010, RiverSource Investments, the Fund's new investment manager, and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund's Class I shares, unless sooner discontinued at the discretion of the Series' Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net operating expenses will not exceed 1.12% for Class I shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same period due to tax benefits from losses realized on the sale of Fund shares.

GLOBAL FUND

CLASS I ANNUAL TOTAL RETURN - CALENDAR YEAR

                                  (BAR CHART)

2007   -16.91%
2008   -49.36%

               Best quarter return: 2.24% - quarter ended 03/31/07.
            Worst quarter return: (37.96)% - quarter ended 12/31/08.

CLASS I AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                         SINCE
                                                                ONE     INCEPTION
                                                                YEAR    12/29/06
                                                              -------   ---------
CLASS I
RETURN BEFORE TAXES                                           (49.36)%   (35.02)%
RETURN AFTER TAXES ON DISTRIBUTIONS                           (49.67)    (35.57)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES   (31.91)    (28.75)
UBS GLOBAL REAL ESTATE INVESTORS INDEX*                       (45.88)    (31.48)
LIPPER REAL ESTATE FUNDS AVERAGE*                             (42.07)    (50.11)

----------
* The UBS Global Real Estate Investors Index (the "UBS Index") measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent. The Lipper Real Estate Funds Average (the "Lipper Average") measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The UBS Index is unmanaged, does not include any expenses, taxes, fees, or sales charges. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges or taxes. The performance of the UBS Index and the Lipper Average are calculated assuming the reinvestment of any distributions. An investor cannot invest directly in an average or an index.

GLOBAL FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For more information, see the Shareholder Information section of the Prospectus.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund's most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund's transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Fund's Class I shares are renamed as Class R5 shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)        CLASS I
---------------------------------------------------------         -------
Maximum Sales Charge (Load) (as a percentage of offering price)     none
Maximum Deferred Sales Charge (Load) Imposed on Sales
   (as a percentage of offering price at time of purchase)          none

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund's "Other Expenses" in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------
Management Fees                                                                 0.98%
Distribution and/or Service (12b-1) Fees                                        none
Other Expenses(1)                                                               1.01%
TOTAL ANNUAL FUND OPERATING EXPENSES                                            1.99%
Less: Fee Waiver/Expense Reimbursement                                          0.87%
Net Operating Expenses (after Fee Waiver/Expense Reimbursement)(2)              1.12%

----------
(1) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Series' Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). SDC or RSC is referred to as the "transfer agent." The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Series' Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.12% for Class I shares.

GLOBAL FUND

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above, the Non-Recurring Charges, SDC's estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC's estimated fees and expenses from June 13, 2009 through April 30, 2010) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the contractual fee waiver/expense reimbursement, the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class I    $114      $525      $962     $2,178

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing, and legal fees.

GLOBAL FUND

OBJECTIVE, PRINCIPAL AND OTHER INVESTMENT STRATEGIES, AND RISKS

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation. This investment objective may be changed by the Series' Board of Directors without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objective:

The Fund concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies," which are companies that meet one of the following criteria:

- companies qualifying for U.S. federal income tax purposes as real estate investment trusts (REITs) (as described below);

-    entities similar to REITs formed under the laws of non-U.S. countries(1);
     or

- other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate.

Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

REITs are companies that invest primarily in income-producing real estate or real estate related loans or interests.

REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return.

The Fund may invest in Global Real Estate Companies located in any country, including up to 15% of its net assets in securities of companies in emerging markets. Under normal market conditions, the Fund expects to maintain investments in at least three developed countries, including the U.S., and will not invest more than 10% of its net assets in the securities of any single issuer.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund's subadvisers may reduce this 40% minimum investment amount to 30% if the subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

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(1) REITs originated in the U.S.; however, a number of countries around the world have adopted, or are considering adopting, laws to permit the operation of entities structured and/or taxed similar to REITs.

GLOBAL FUND

As further described below under the caption entitled "Management of the Funds" and "Subadvisers," the Fund is subadvised by LaSalle Securities U.S. and LaSalle Securities B.V., each as defined below.

LaSalle Securities U.S. is responsible for the overall management of the Fund's portfolio of investments, including the allocation of the Fund's net assets among various regions and countries, and making purchases and sales consistent with the Fund's investment objective and strategies. LaSalle Securities U.S. may invest in securities of issuers in any country. LaSalle Securities U.S. is also responsible for the supervision of LaSalle Securities B.V., which assists with portfolio management.

LaSalle Securities B.V. makes investments consistent with the Fund's investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. Lasalle Securities B.V. also assists LaSalle Securities U.S. on the Fund's portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle Securities U.S. There is no pre-determined allocation to LaSalle Securities B.V. The amount is determined through the investment process described below, and on-going discussions between the subadvisers.

In selecting investments for the Fund, the subadvisers combine bottom-up research, which includes quantitative and qualitative investment criteria, with top-down macroeconomic research to evaluate Global Real Estate Companies.

Bottom-up research means that the subadvisers analyze company-specific factors (i.e., company fundamentals). The quantitative analysis includes use of a proprietary valuation model to rank Global Real Estate Companies on the basis of risk and return. The model is used to determine an "intrinsic value" for these companies based on a multi-year holding period. The intrinsic value of a company is the expected value of its operations taking into account its properties, property sectors, markets, the impact of its management, and the public securities markets. The model is applied to companies that qualify for inclusion in the Fund's investment universe. The subadvisers also estimate the net asset value of these companies (i.e., estimated real estate market value of a company's assets less its liabilities). The subadvisers utilize a relative valuation process in which both the intrinsic value and net asset value calculation results are analyzed in relation to current securities market prices by the subadvisers in the buy-hold-sell decision-making process for the Fund.

As a qualitative overlay in determining intrinsic value, the subadvisers evaluate several factors affecting a company, including its organizational and capital structure, business focus and quality of management and properties.

The subadvisers also consider top-down macroeconomic research when determining intrinsic value, such as local, regional and country-related market conditions (e.g., capital flows and economic trends) and real estate fundamentals.

In seeking to achieve the Fund's objective, the subadvisers also consider information derived from the extensive research and property management organization of its affiliates located in 170 key markets in more than 60 countries on five continents.

One or more of four primary factors enter into a decision to sell a security:
(i) the security's price as compared to its intrinsic value and/or net asset value is high relative to other companies in the same sector or the Fund's investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company's risk profile; (iii) the security's percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors.

OTHER STRATEGIES

The Fund may also invest up to 20% of its net assets in equity and equity-related securities (other than as described above under the heading "Principal Investment Strategies") as well as fixed-income securities of any credit quality of any U.S. or foreign issuer, including Global Real Estate Companies and governmental and corporate issuers. The Fund will not invest directly in real estate.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, countries and/or regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("144A Securities").

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities). Rule 144A Securities deemed to be liquid by the Fund's investment manager pursuant to procedures approved by the Board of Directors of the Series are not included in this limitation.

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund does not intend to borrow money, except that the Fund may borrow up to 5% of its total assets for temporary purposes.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, social or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective and principal investment strategies, including the Fund's policy of investing at least 80% of its net assets in securities issued by Global Real Estate Companies, may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Series' Board of Directors. The Fund will provide shareholders with at least 60 days' notice before implementing any change in investment objective, or policies that would permit the Fund to invest less than 80% of its net assets in securities issued by Global Real Estate Companies.

There is no guarantee that the Fund will achieve its objective.

RISKS

An investment in the Fund is subject to risk, including Active Management Risk, Common Stock Risk, Convertible Securities Risk, Credit Risk, Currency Risk, Deflation Risk, Derivatives Risk, Dividend and Income Risk, Emerging Markets Risk, ETF Risk, FDIC Risk, Foreign Securities and Illiquid Securities Risk, Currency Risk, High-Yield Securities Risk, Inflation Risk, Initial Public Offerings (IPOs) Risk, Interest Rate Risk, Market Risk, Non-Diversified Risk, Portfolio Turnover Risk, Preferred Securities Risk, Real Estate Investments and REITs Risk, Reinvestment Risk, and Small-Cap and Mid-Cap Companies Risk. See "Principal Risks of Investing in the Funds" on page 16 for a description of these risks.

Seligman LaSalle Monthly Dividend Real Estate
Fund Summary

INVESTMENT OBJECTIVES:

The Fund seeks to produce a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund concentrates its investments in the real estate industry, investing under normal circumstances at least 80% of its net assets in equity and equity-related securities issued by "real estate companies" (as defined in the section entitled "Principal Investment Strategies" on page 13), such as real estate investment trusts ("REITs"). Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund anticipates that it will invest primarily in securities issued by Equity REITs (also as described in the section entitled "Principal Investment Strategies" on page 13) that are expected to pay dividends at a rate which is similar to the average paid by the REITs in the Fund's benchmark.

In making investment decisions on behalf of the Fund, the Fund's subadviser uses both quantitative and qualitative investment criteria to evaluate companies.

The Fund intends to pay dividends from its net investment income monthly and distribute any net capital gains realized on investments annually. Dividends paid by the Fund generally will be taxable to you as ordinary income. It is expected that income dividends paid by the Fund generally will not be eligible for the reduction in dividend tax rates set forth in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PRINCIPAL RISKS:

The Fund's net asset value, yield and total return will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by issues relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

Although the Fund generally will not hold direct investments in real estate, the Fund is subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws, and property casualty. Please refer to the section entitled "Risks" on page 15 for a list of the risks associated with an investment in the Fund and, beginning on page 16, the descriptions of these risks. These real estate risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or particular types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole. Smaller company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments.

MONTHLY DIVIDEND FUND

The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of a single issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

An investment in the Fund is not a deposit in a bank or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Series' Statement of Additional Information.

PAST PERFORMANCE

Effective on or about June 13, 2009, the Fund's Class I shares are renamed as Class R5 shares. The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how such performance compares to two measures of performance.

The performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table assume that all dividends and capital gains and other distributions, if any, were reinvested. Class I shares are not subject to any sales charges.

Prior to November 7, 2008, the Fund was managed by Seligman. In the past, Seligman contractually waived its management fee and/or reimbursed certain Fund expenses. Absent past fee waivers/expense reimbursements, returns would have been lower. Through at least April 30, 2010, RiverSource Investments, the Fund's new investment manager, and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund's Class I shares, unless sooner discontinued at the discretion of the Series' Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net operating expenses will not exceed 1.35% for Class I shares. Other fee waiver/expense reimbursement arrangements have been in effect since the Fund's inception. Class I shares are not subject to any 12b-1 fees. Absent such waivers/reimbursements, returns shown in both the bar chart and table would have been lower.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

MONTHLY DIVIDEND FUND

CLASS I ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                  (BAR CHART)

2004    25.21%
2005     5.55%
2006    31.34%
2007   -23.59%
2008   -44.64%

             Best quarter return: 14.77% - quarter ended 3/31/2006. Worst quarter return: (45.26)% - quarter ended 12/31/2008.

CLASS I AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                                   SINCE
                                                                ONE      FIVE    INCEPTION
                                                                YEAR     YEARS    11/24/03
                                                              -------   ------   ---------
CLASS I
RETURN BEFORE TAXES                                           (44.64)%  (5.99)%   (4.87)%
RETURN AFTER TAXES ON DISTRIBUTIONS                           (45.28)   (8.21)    (7.11)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES   (28.81)   (4.46)    (3.56)
FTSE-NAREIT EQUITY REIT INDEX*                                (37.73)    0.91      1.91
LIPPER REAL ESTATE FUNDS AVERAGE*                             (42.07)   (1.56)     0.25

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* The FTSE-NAREIT Equity REIT Index (the "NAREIT Index") measures the performance of all publicly-traded US real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The Lipper Real Estate Funds Average (the "Lipper Average") measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Index is unmanaged, does not include any expenses, fees, sales charges or taxes. The Lipper Average excludes the effect of sales-related fees (but includes operating expenses), sales charges or taxes. The performance of the NAREIT Index and the Lipper Average are calculated assuming the reinvestment of any distributions. An investor cannot invest directly in an average or an index.

MONTHLY DIVIDEND FUND

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund. For additional information, see the Shareholder Information section of the prospectus.

The annual fund operating expenses in the fee and expense table below are based on expenses incurred during the Fund's most recently completed fiscal year, adjusted to reflect expenses associated with the change in the Fund's transfer and shareholder service agent, and are expressed as a percentage (expense ratio) of the Fund's average net assets during the period. The expense ratios have not been adjusted to reflect the Fund's assets as of a different period or point in time, as asset levels will fluctuate. As of the date of this prospectus, the Fund's assets are lower than the Fund's average net assets during the most recently completed fiscal year. In general, a fund's annual operating expenses will increase as the fund's assets decrease. Accordingly, the Fund's annual operating expenses, if adjusted based on assets as of the date of this prospectus, would be higher than are expressed in the fee and expense table below. The commitment by the investment manager and its affiliates to waive fees and cap (reimburse) expenses would limit the impact that any decrease in the Fund's assets will have on its total annual (net) operating expenses in the current fiscal year.

Effective on or about June 13, 2009, the Fund's Class I shares are renamed as Class R5 shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS I
----------------------------------------------------------   -------
Maximum Sales Charge (Load) on purchases
   (as a percentage of offering price)                         none
Maximum Deferred Sales Charge (Load) Imposed on Sales
   (as a percentage of offering price at time of purchase)     none

As of the date of this prospectus, Ameriprise Financial provides administrative services to the Fund at no cost and RiverSource Investments provides investment management services for a fee, as disclosed in the fee table below. Effective in the second half of 2009, Ameriprise Financial will charge the Fund a fee for its services (which would be reflected in the Fund's "Other Expenses" in the fee table below). There will be no net impact to the fees that the Fund will pay because the administrative fee will be fully offset by a reduction in the investment management fees charged to the Fund. Please see the Appendices C and D in the Statement of Additional Information for the schedule of investment management fees and administrative fees effective in the second half of 2009.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------
Management Fees                                                                 0.90%
Distribution and/or Service (12b-1) Fees                                        none
Other Expenses(1)                                                               0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                         1.38%
Less: Fee Waiver/Expense Reimbursement                                          0.03%
Net Operating Expenses (after Fee Waiver/Expense Reimbursement)                 1.35%

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(1) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Series' Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the former transfer and shareholder service agent for the Fund, effective on or about June 13, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from May 1, 2009 through June 12, 2009 and of RSC from June 13, 2009 through April 30, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). SDC or RSC is referred to as the "transfer agent." The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Series' Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.35% for Class I shares.

MONTHLY DIVIDEND FUND

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through April 30, 2010 (which reflect the contractual fee waiver/expense reimbursement described above, the Non-Recurring Charges, SDC's estimated fees and expenses from May 1, 2009 through June 12, 2009 and RSC's estimated fees and expenses from June 13, 2009 through April 30, 2010.) and (ii) after April 30, 2010, the Fund's total annual operating expenses shown above adjusted to exclude those fees and expenses no longer applicable to the Fund (i.e., the contractual fee waiver/expense reimbursement, the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class I    $137      $419      $738     $1,642

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing, and legal fees.

MONTHLY DIVIDEND FUND

OBJECTIVES, PRINCIPAL AND OTHER INVESTMENT STRATEGIES, AND RISKS

INVESTMENT OBJECTIVES

The Fund seeks to produce a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund concentrates its investments in the real estate industry, investing under normal circumstances at least 80% of its net assets in equity and equity-related securities issued by "real estate companies" (as defined below), such as real estate investment trusts (REITs). Equity and equity-related securities include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks.

A real estate company is a company that, at the time of initial purchase, derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or has at least 50% of its assets in such real estate.

In seeking its objective, the Fund may invest without limit in securities of REITs. REITs are companies that invest primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies. The Fund intends to use these REIT dividends in an effort to meet its primary investment objective of producing a high level of current income.

The Fund anticipates that it will invest primarily in securities issued by Equity REITs (as described below) that are expected to pay dividends at a rate which is similar to the average paid by the REITs in the Fund's benchmark.

REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs.

- EQUITY REITS invest the majority of their assets directly in real property and derive their income primarily from rents.

- MORTGAGE REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.

- HYBRID REITS combine the characteristics of both Equity REITs and Mortgage REITs.

In addition to rental and interest income, REITs may also realize capital gains by selling properties or other assets that have appreciated in value.

In selecting investments for the Fund, the subadviser uses both quantitative and qualitative investment criteria. The quantitative analysis includes use of a proprietary valuation model to rank real estate companies on the basis of risk and return. The model is used to determine an "intrinsic value" for real estate companies based on a multi-year holding period. The intrinsic value of a company is the expected value of its operations taking into account its properties, the impact of its management, and the public securities markets. The model is applied to real estate companies that qualify for inclusion in the Fund's investment universe (which includes most REITs and real estate operating companies that are publicly traded in the United States). The subadviser also estimates the net asset value of the real estate companies (i.e., estimated real estate market value of a company's assets less its liabilities). Both the intrinsic value and net asset value calculation results are analyzed in relation to current market prices by the subadviser in the buy-hold-sell decision-making process for the Fund.

MONTHLY DIVIDEND FUND

As a qualitative overlay, the subadviser evaluates several factors affecting a company, including its organizational and capital structure, business focus and quality of management and properties and considers local market conditions that may affect these companies.

Although the Fund will invest primarily in US markets, the subadviser also considers information derived from the extensive research and property management organization of its affiliates located in 170 key markets in more than 60 countries on five continents. This information is used by the subadviser in both its quantitative and qualitative analysis.

One or more of four primary factors enter into a decision to sell: (i) stock price exceeds the intrinsic value or better values are available in the stock's peer group; (ii) changes in earnings, real estate and capital market conditions, economic conditions and the company's risk profile; (iii) the stock's percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property sectors.

OTHER STRATEGIES

The Fund may invest a maximum of 20% of its net assets in investment grade debt securities of issuers, including real estate companies, governmental issuers and corporate issuers.

The Fund may also invest up to 10% of its assets in exchange-traded funds
(ETFs). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (144A Securities).

The Fund will invest its net assets primarily in US dollar-denominated securities of US issuers. However, the Fund may also invest up to 10% of its net assets in non-US dollar-denominated securities of US or foreign issuers.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities). Rule 144A Securities deemed to be liquid by the Fund's manager pursuant to procedures approved by the Board of Directors of the Series are not included in this limitation. While the Fund generally favors cash-paying securities over securities with deferred payment, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional securities).

The Fund may invest in futures contracts. The Fund intends to comply with Rule
4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund does not intend to borrow money except that the Fund may borrow up to 5% of its total assets for temporary purposes.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, social, political, or other conditions. This could prevent the Fund from achieving its objectives.

MONTHLY DIVIDEND FUND

The Fund's investment objectives and concentration of investments in the real estate industry may be changed only with shareholder approval. The principal investment strategies, including the Fund's policy of investing at least 80% of its net assets in real estate companies, may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Series' Board of Directors. The Fund will provide shareholders with at least 60 days' notice before implementing any change in investment policies that would permit the Fund to invest less than 80% of its net assets in real estate companies.

There is no guarantee that the Fund will achieve its objectives.

RISKS

An investment in the Fund is subject to risk, including Active Management Risk, Common Stock Risk, Convertible Securities Risk, Credit Risk, Deflation Risk, Derivatives Risk, Dividend and Income Risk, ETF Risk, FDIC Risk, Foreign Securities and Illiquid Securities Risk, Inflation Risk, Initial Public Offerings (IPOs) Risk, Interest Rate Risk, Market Risk, Non-Diversified Risk, Portfolio Turnover Risk, Preferred Securities Risk, Real Estate Investments and REITs Risk, Reinvestment Risk, Small-Cap and Mid-Cap Companies Risk, and Zero-Coupon and Pay-in-Kind Risk. See "Principal Risks of Investing in the Funds" on the following page for a description of these risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

This section lists and describes, as applicable, the risks associated with an investment in the Global Fund and the Monthly Dividend Fund. The sections in this Prospectus entitled "Objective(s), Principal and Other Investment Strategies, and Risks" relating to each of the Global Fund and the Monthly Dividend Fund identify which of these risks apply to a Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

COMMON STOCK RISK. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund.

CONVERTIBLE SECURITIES RISK. Although to a lesser extent than with non-convertible fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

CREDIT RISK. A security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments when due. To the extent the Fund holds securities that are downgraded, or default on payment, its performance could be negatively affected. Debt securities, like those in which the Fund may invest, are traded principally by dealers in the over-the-counter market. The Fund's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

CURRENCY RISK. This risk is associated with a Fund's investment in securities denominated in foreign currencies. Because the Fund receives contributions in U.S. dollars, any investment in securities denominated in a foreign currency requires the Fund to value the securities at the current exchange rate when computing the Fund's daily net asset value. As a result, a Fund is exposed to risk that the value of the U.S. dollar may rise in relation to the value of the foreign currency while the Fund is invested in securities denominated in that currency.

DEFLATION RISK. Deflation risk is the risk that the Fund's dividends may be reduced in the future if earnings power is reduced and results in lower distributions on the assets owned by the Fund or possibly the redemption of such assets by their issuer.

DERIVATIVES RISK. Derivative instruments such as futures contracts in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Derivative instruments can present investment risk to the Fund if the investment manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied.

DIVIDEND AND INCOME RISK. The income shareholders receive from a Fund is based primarily on the dividends and interest it earns from its investments as well as the gains the Fund receives from selling portfolio securities, each of which can vary widely over the short and long term. The dividend income from a Fund's investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a Fund may reduce the dividends paid on such securities. If prevailing market interest rates decline, distribution rates on convertible securities and other debt instruments in which a Fund invests, and shareholders' income from the Fund, would likely decline as well.

EMERGING MARKETS RISK. Emerging market countries may have relatively unstable governments, economies based on less diversified industrial bases, and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned, and more recently organized than many companies in developed countries.

ETF RISK. If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns would therefore be lower.

FDIC RISK. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES AND ILLIQUID SECURITIES RISK. Foreign securities and illiquid securities in the Fund's portfolio may involve higher risk than domestic or liquid securities and may subject the Fund to higher price volatility than investments in less risky securities. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, higher costs of trading, changes in political conditions, investment and repatriation restrictions, and custody and expropriation risks. The Global Fund will have substantial investments in foreign securities.

HIGH-YIELD SECURITIES RISK. High-yield securities in which the Fund may invest are generally subject to higher volatility in yield and market value than investment grade fixed-income securities. High-yield securities have a greater risk of loss of principal and income than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of fixed-income securities is affected by market conditions relating to changes in prevailing interest rates. However, the value of high-yield securities is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or un-rated securities may decline in market value due to investors' heightened concerns and perceptions over credit quality.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As a result of inflation, the real value of the Fund's shares and distributions can decline.

INITIAL PUBLIC OFFERINGS (IPOS) RISK. A Fund may purchase securities in initial public offerings ("IPOs"). These securities are often subject to the general risks associated with investments in companies with small market capitalizations, and typically to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in an IPO may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in IPOs, or to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.

INTEREST RATE RISK. Interest rate risk is the risk that investments, including, but not limited to, preferred shares, U.S. government obligations and debt securities, and to a lesser extent dividend-paying common stocks and shares such as real estate company common shares, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally may fall. Generally, the longer the maturity of a fixed-income security, the more its value falls in response to a given rise in interest rates. The Fund's investment in such securities means that the net asset value and market price of common shares may tend to decline if market interest rates rise. Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

MARKET RISK. The Fund's net asset value, yield and total return will fluctuate with changes in the value of the securities held by the Fund. The value of securities held by the Fund may be affected by matters relating to the issuers of those securities or by changes in the financial markets in general. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them. Historical outperformance of the real estate securities asset class relative to traditional equity securities and fixed income securities is past performance and is not indicative or a guarantee of current or future investment performance of the Fund.

NON-DIVERSIFIED RISK. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of a single investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses and lower its return/yield. Frequent and active trading may cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

PREFERRED SECURITIES RISK. To the extent the Fund invests in preferred securities, there are special risks associated with investing in preferred securities, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure with respect to priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity's rights as a creditor under the agreement with its operating company.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in income tax or securities laws. As with call provisions, a redemption by the issuer of the preferred securities may negatively impact the return of the security held by the Fund.

REINVESTMENT RISK. Income from a Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called convertible securities or other debt obligations at market interest rates that are below the Fund's current earnings rate. A decline in income could affect a Fund's overall return.

REAL ESTATE INVESTMENTS AND REITS RISK. For purposes of this risk, unless stated otherwise, the term "real estate company(ies)" refers to Global Real Estate Companies in the case of the Global Fund and real estate companies in the case of the Monthly Dividend Fund, as the case may be.

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

-    declines in the value of real estate;

-    risks related to general and local economic conditions;

-    possible lack of availability of mortgage funds or other capital;

-    overbuilding;

-    lack of completion of developments or delays in completion;

-    extended vacancies of properties;

-    increased competition;

-    increases in property taxes and operating expenses;

-    changes in zoning laws or other government regulations;

- costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems;

-    casualty or condemnation losses;

- limitations on, or unavailability of, insurance on favorable economic terms;

-    limitations on rents;

-    changes in neighborhood values and the appeal of properties to tenants;

-    tenant bankruptcies and other credit problems;

- changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy;

- uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism;

-    changes in interest rates; and

-    legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends, capital gains or other distributions received and paid by the Fund and a decline in the value of the Fund's investments and, consequently, the share price of the Fund. To the extent the Fund's investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower's or a lessee's ability or willingness to meet its obligations to a real estate company. In the event of a default by a borrower or lessee, these companies may suffer losses, experience delays in enforcing their rights as a mortgagee or lessor and incur substantial costs associated with protecting their investments.

Equity REITs (and similar entities formed under the laws of non-U.S. countries) may be affected by changes in the value of the underlying property owned by the trusts or other issuers. Mortgage REITs may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs (and similar entities formed under the laws of non-U.S. countries) are dependent upon management skills and generally may not be diversified. As a result, performance of these holdings ultimately depends on the types of real property in which they invest and how well the property is managed.

REITs are also subject to heavy cash flow dependency and could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended ("Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended ("1940 Act"). Similarly, Global Real Estate Companies formed under the laws of non-U.S. countries may fail to qualify for corporate tax benefits made available by the governments of such countries. Any such failure by these companies or REITs held by the Fund could adversely affect the value of an investment in the Fund.

REITs (and similar entities formed under the laws of non-U.S. countries) have on-going operating fees and expenses, which may include management, advisory and administration fees and expenses. These fees and expenses are borne by shareholders of these companies, including the Fund.

For a description of additional risks of investment in real estate companies, including risks of investing in particular types of properties, such as hotels, office buildings, apartment buildings and health care properties, see "Description of the Series and Its Investments and Risks" in the Statement of Additional Information.

SMALL-CAP AND MID-CAP COMPANIES RISK. The Funds may invest in companies whose market capitalization is considered small as well as mid-cap companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. These companies often are newer or less established companies than larger companies. Investments in these companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small-cap and mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, small-cap and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of these companies generally are less liquid than those of larger companies. This means that a Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Smaller-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks.

ZERO-COUPON AND PAY-IN-KIND RISK. "Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than securities that pay cash interest. Fluctuations in the market prices of these securities owned by the Fund will result in corresponding fluctuations and volatility in the net asset value of the shares of the Fund.

MANAGEMENT OF THE FUNDS

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the "Management Agreement"), RiverSource Investments is the new investment manager of the Funds effective November 7, 2008. Shareholders of each Fund also approved at the November meeting a Subadvisory Agreement between RiverSource Investments and LaSalle Securities U.S. Shareholders of the Global Fund also approved at the November meeting a Delegation Agreement between LaSalle Securities US and LaSalle Securities B.V.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Family of Funds, which includes the "RiverSource" funds, "RiverSource Partners" funds, "Threadneedle" funds and the "Seligman" funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

THE GLOBAL FUND is subadvised by LaSalle Investment Management (Securities), L.P. (referred to throughout as LaSalle Securities U.S.) and LaSalle Investment Management Securities B.V. (referred to throughout as LaSalle Securities B.V.).

With respect to the Global Fund, LaSalle Securities U.S. is responsible for the overall management of the Fund's portfolio of investments, including the allocation of the Fund's net assets among various regions and countries, and making purchases and sales consistent with the Fund's investment objective and strategies. LaSalle Securities U.S. is also responsible for the supervision of LaSalle Securities B.V., which assists with portfolio management.

LaSalle Securities B.V. makes investments consistent with the Global Fund's investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle Securities B.V. also assists LaSalle Securities U.S. on the Fund's portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle Securities U.S. There is no pre-determined allocation to LaSalle Securities B.V. The amount is determined through the investment process described under the Global Fund's "Principal Investment Strategies and on-going discussions between the subadvisers."

THE MONTHLY DIVIDEND FUND is subadvised by LaSalle Securities U.S. With respect to the Monthly Dividend Fund, LaSalle Securities U.S. manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with that Fund's investment objectives and strategies.

MANAGEMENT FEES. Effective November 7, 2008, each Fund pays RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The management fee paid by each Fund to RiverSource Investments is the same annual fee rate that was paid to Seligman prior to November 7, 2008. The management fee rates are as follows:

-    Global Fund: 0.98%

-    Monthly Dividend Fund: 0.90%

Under the Management Agreement, the Funds also pay taxes, brokerage commissions, and nonadvisory expenses. As described in each Fund's fees and expense table, RiverSource Investments and its affiliates are waiving certain fees and absorbing certain expenses of each Fund through April 30, 2010, unless sooner discontinued at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by a Fund. Under the agreement with respect to the Global Fund, net operating expenses will not exceed 1.12% for Class I shares. Under the agreement with respect to the Monthly Dividend Fund, net operating expenses will not exceed 1.35% for Class I shares.

On July 29, 2008, the Series' Board met to discuss, prior to shareholder approval, the Management Agreement between the Series (on behalf of each Fund) and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Funds' proxy statement, dated August 27, 2008, and is available in the Funds' annual shareholder report for the year ended December 31, 2008.

SUBADVISERS

LaSalle Securities U.S. is located at 100 East Pratt Street, Baltimore, Maryland 21202, and LaSalle Securities B.V. is located at Herengracht 471, 1017 BS Amsterdam, The Netherlands. LaSalle Securities U.S. and LaSalle Securities B.V. are registered investment advisers affiliated with LaSalle Investment Management, Inc. ("LaSalle"), a global real estate investment adviser managing private and public real estate assets around the world, including direct interests in real estate and real estate related securities.

LaSalle is a wholly-owned subsidiary of Jones Lang LaSalle Incorporated ("Jones Lang LaSalle"), a U.S. publicly-traded company. LaSalle is one of several entities through which Jones Lang LaSalle and its affiliates conduct real estate investment advisory and related businesses. Jones Lang LaSalle and its affiliates have employees in 170 key markets in 60 countries on five continents. It is a leading full-service real estate firm that provides management services, corporate and financial services, and investment management services to corporations and other real estate owners, users and investors worldwide. LaSalle Securities U.S. and LaSalle Securities B.V. are supported by Jones Lang LaSalle's extensive property management and direct real estate investment organizations, and its global research capabilities, with more than 100 research professionals worldwide.

The fees of a Fund's subadviser(s) will be paid by RiverSource Investments out of the fee it receives for managing that Fund or otherwise from its own resources.

PORTFOLIO MANAGEMENT

As described above, LaSalle Securities U.S. and LaSalle Securities B.V. serve as subadvisers to the Global Fund, and LaSalle Securities U.S. serves as subadviser to the Monthly Dividend Fund. The LaSalle Securities U.S. team is headed by Messrs. Stan J. Kraska, George J. Noon and Keith R. Pauley. Mr. Ernst Jan de Leeuw of LaSalle Securities B.V. is a portfolio manager with respect to the assets of the Global Fund.

LASALLE SECURITIES U.S.

Mr. Kraska is a Managing Director of LaSalle Securities U.S. since 1997. Mr. Kraska has over 22 years of real estate experience. His responsibilities include portfolio management and overseeing special situation investment efforts. He is a member of NAREIT and Urban Land Institute. He received his B.A. in Engineering Sciences from Dartmouth College and his M.B.A. from the Harvard Business School. He joined LaSalle Securities U.S. in 1986.

Mr. Noon is a Managing Director of LaSalle Securities U.S. since 2003. Mr. Noon has over 19 years of real estate experience. His responsibilities include portfolio management of global real estate securities programs. Mr. Noon is a graduate of the Wharton School of the University of Pennsylvania with a B.S. in Economics and a major in Finance. Mr. Noon is a holder of a Chartered Financial Analyst designation. He is an associate member of NAREIT and a member of the Baltimore Security Analysts Society. He joined LaSalle Securities U.S. in 1990.

Mr. Pauley is a Managing Director of LaSalle Securities U.S. and has been Chief Investment Officer of LaSalle Securities U.S. since 1996. Mr. Pauley has over 23 years of real estate experience. His responsibilities at LaSalle Securities U.S. include portfolio management and oversight of securities research and trading. Mr. Pauley is a holder of the Chartered Financial Analyst designation and a member of the Baltimore Security Analysts Society. He is an associate member of NAREIT and a past member of its Board of Governors and Co-chairman of its research committee. He graduated from the University of Maryland with a B.A. in Economics and an M.B.A. in Finance. He joined LaSalle Securities U.S. in 1985.

LASALLE SECURITIES B.V.

Mr. Ernst Jan de Leeuw is a Managing Director of LaSalle Securities B.V. and is responsible for managing separate account portfolios of public European property companies. Prior to joining LaSalle Securities B.V. in 2000, Mr. de Leeuw worked for five years as a portfolio manager at Robeco Group, where he was responsible for real estate securities portfolios, as well as for a number of discretionary equity portfolios for Robeco Institutional Asset Management clients. Mr. de Leeuw is a certified EFFAS Financial Analyst (European Federation of Financial Analysts Societies). He studied at the University of Berlin and graduated with a Doctorandus in Business Economics and Econometrics at the University of Groningen. Mr. de Leeuw is registered with the Dutch Securities Institute.

The Series' Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Fund(s) for which they provide portfolio management.

REGULATORY MATTERS

In September 2006, the Office of the Attorney General of the State of New York ("NYAG") commenced a civil action in New York State Supreme Court against J. &
W. Seligman & Co. Incorporated (Seligman), Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds as follows:
$150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. These settlement payments are reflected in the net asset values of these four Seligman Funds. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds' shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

THIS SHAREHOLDER INFORMATION SECTION IS EFFECTIVE ON OR ABOUT JUNE 13, 2009.

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA)."

Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares and the Seligman funds' Class I shares will be renamed as Class R5 shares. At such time, the Fund will then offer the following classes of shares: Class A, Class B, Class C, Class R2 and Class R5 shares.

Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS--CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

INVESTMENT OPTIONS SUMMARY

                                                                                     DISTRIBUTION         PLAN
                                                              CONTINGENT DEFERRED       AND/OR       ADMINISTRATION
                     AVAILABILITY(a)   INITIAL SALES CHARGE   SALES CHARGE (CDSC)   SERVICE FEE(b)    SERVICES FEE
                    ----------------   --------------------   -------------------   --------------   --------------
Class A             Available to all   Yes. Payable at time   No.(c)                Yes.             No.
                    investors.         of purchase. Lower                           0.25%(i)
                                       or no sales charge
                                       for larger
                                       investments.

Class B(d)(e)(f)    Available to all   No. Entire purchase    Maximum 5% CDSC       Yes.             No.
                    investors.         price is invested in   during the first      1.00%(i)
                                       shares of the fund.    year decreasing
                                                              to 0% after six
                                                              years.

Class C(f)          Available to all   No. Entire purchase    1% CDSC may apply     Yes.             No.
                    investors.         price is invested in   if you sell           1.00%(i)
                                       shares of the fund.    shares within one
                                                              year after
                                                              purchase.

Class I             Limited to         No.                    No.                   No.              No.
                    qualifying
                    institutional
                    investors.

Class R2(g)         Limited to         No.                    No.                   Yes.             Yes.
                    qualifying                                                      0.50%            0.25%
                    institutional
                    investors.

Class R3            Limited to         No.                    No.                   Yes.             Yes.
                    qualifying                                                      0.25%            0.25%
                    institutional
                    investors.

Class R4            Limited to         No.                    No.                   No.              Yes.
                    qualifying                                                                       0.25%
                    institutional
                    investors.

Class R5(h)         Limited to         No.                    No.                   No.              No.
                    qualifying
                    institutional
                    investors.

Class W             Limited to         No.                    No.                   Yes.             No.
                    qualifying                                                      0.25%(i)
                    discretionary
                    managed accounts

Class Y             Limited to         No.                    No.                   No.              Yes.
                    qualifying                                                                       0.15%
                    institutional
                    investors.

----------
(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.

(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class A--contingent deferred sales charge" for more information. For all funds except money market funds.

(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C--CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

(g) Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares.

(h) Effective on or about June 13, 2009, the Seligman funds' Class I shares will be renamed as Class R5 shares.

(i) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

-    The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

----------
* For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge--Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C--CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

-    Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

-    Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

-    Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

----------
* For money market funds, new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

MONEY MARKET FUNDS.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

                                                                                                                      CLASS I
                                                                                                                     CLASS R2
                                                                                                                     CLASS R5
                                                                                                                      CLASS W
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                             CLASS A   CLASS B   CLASS C    CLASS Y
----------------------------------------------------------                             -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)     none      none      none      none
Maximum Deferred Sales Charge (Load) Imposed on Sales
   (as a percentage of offering price at time of purchase)                               none       5%        1%       none

NON-MONEY MARKET FUNDS.

CLASS A--INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(a) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              5.75%                6.10%                 5.00%
$50,000-$99,999            4.75                 4.99                  4.00
$100,000-$249,999          3.50                 3.63                  3.00
$250,000-$499,999          2.50                 2.56                  2.15
$500,000-$999,999          2.00                 2.04                  1.75
$1,000,000 or more         0.00                 0.00                  0.00(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              4.75%                4.99%                 4.00%
$50,000-$99,999            4.25                 4.44                  3.50
$100,000-$249,999          3.50                 3.63                  3.00
$250,000-$499,999          2.50                 2.56                  2.15
$500,000-$999,999          2.00                 2.04                  1.75
$1,000,000 or more         0.00                 0.00                  0.00(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(b)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              3.00%                3.09%                 2.50%
$50,000-$99,999            3.00                 3.09                  2.50
$100,000-$249,999          2.50                 2.56                  2.15
$250,000-$499,999          2.00                 2.04                  1.75
$500,000-$999,999          1.50                 1.52                  1.25
$1,000,000 or more         0.00                 0.00                  0.00(c),(d)

----------
(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)  Purchase price includes the sales charge.

(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge--Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

-    Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

-    Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

-    Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE--LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

EXISTING ROA EXAMPLE. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

NOTIFICATION OBLIGATION. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE--WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. SALES CHARGES DO NOT APPLY TO:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

-    purchases made:

     - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

     - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

     -    through state sponsored college savings plans established under
          Section 529 of the Internal Revenue Code; or

     -    through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

     -    have at least $1 million in plan assets at the time of investment; and

     - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

     - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at (for RiverSource funds) riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A--CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC--WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

-    purchased through reinvestment of dividends and capital gain distributions.

-    in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

-    of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C--CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:   THE CDSC PERCENTAGE RATE IS:*
-------------------------------   -----------------------------
First year                                     5%
Second year                                    4%
Third year                                     3%**
Fourth year                                    3%
Fifth year                                     2%
Sixth year                                     1%
Seventh or eighth year                         0%

----------
* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

** For shares purchased in a RiverSource fund prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares--Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC--WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

-    sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC--WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y--NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties, seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS    The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at (for RiverSource funds) riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                Mail your check and completed application to:

                REGULAR MAIL   RIVERSOURCE FAMILY OF FUNDS
                               C/O BOSTON FINANCIAL
                               P.O. BOX 8041
                               BOSTON, MA 02266-8041

                EXPRESS MAIL   RIVERSOURCE FAMILY OF FUNDS
                               C/O BOSTON FINANCIAL
                               30 DAN ROAD
                               CANTON, MA 02021-2809

                If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

BY WIRE OR ACH  Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's transfer agent of the wire and to receive further instructions.

                If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

BY EXCHANGE     Call (800) 221-2450 or send signed written instructions to the address above.

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                                       RIVERSOURCE              RIVERSOURCE
                                                                    120/20 CONTRARIAN      DISCIPLINED SMALL CAP
                                                                      EQUITY FUND;              VALUE FUND;
                            FOR ALL FUNDS,                            THREADNEEDLE              RIVERSOURCE
                         CLASSES AND ACCOUNTS                        GLOBAL EXTENDED        FLOATING RATE FUND;
                          EXCEPT THOSE LISTED                    ALPHA FUND; RIVERSOURCE        RIVERSOURCE
                              TO THE RIGHT      TAX QUALIFIED        ABSOLUTE RETURN        INFLATION PROTECTED
                            (NONQUALIFIED)         ACCOUNTS     CURRENCY AND INCOME FUND      SECURITIES FUND       CLASS W
                         --------------------   -------------   ------------------------   ---------------------   --------
Initial investment              $2,000              $1,000               $10,000               $5,000                $ 500
Additional investments          $  100              $  100               $   100               $  100                 None
Account balance*                $1,000                None               $ 5,000               $2,500                $ 500

----------
* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

MINIMUM INVESTMENT AND ACCOUNT BALANCE--SCHEDULED INVESTMENT PLANS

                                                                       RIVERSOURCE              RIVERSOURCE
                                                                    120/20 CONTRARIAN      DISCIPLINED SMALL CAP
                                                                      EQUITY FUND;              VALUE FUND;
                            FOR ALL FUNDS,                            THREADNEEDLE              RIVERSOURCE
                         CLASSES AND ACCOUNTS                        GLOBAL EXTENDED        FLOATING RATE FUND;
                          EXCEPT THOSE LISTED                    ALPHA FUND; RIVERSOURCE        RIVERSOURCE
                              TO THE RIGHT      TAX QUALIFIED        ABSOLUTE RETURN        INFLATION PROTECTED
                            (NONQUALIFIED)         ACCOUNTS     CURRENCY AND INCOME FUND      SECURITIES FUND       CLASS W
                         --------------------   -------------   ------------------------   ---------------------   --------
Initial investment             $ 100(a)            $ 100(b)              $10,000                  $ 5,000            $ 500
Additional investments         $ 100               $  50                 $   100                  $   100             None
Account balance**               None(b)             None                 $ 5,000                  $ 2,500            $ 500

----------
** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)  Money Market Funds--$2,000

(b)  Money Market Funds--$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS    You can exchange or sell shares by having your financial
                intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL         Mail your exchange or sale request to:

                REGULAR MAIL     RIVERSOURCE FAMILY OF FUNDS
                                 C/O BOSTON FINANCIAL
                                 P.O. BOX 8041
                                 BOSTON, MA 02266-8041

                EXPRESS MAIL     RIVERSOURCE FAMILY OF FUNDS
                                 C/O BOSTON FINANCIAL
                                 30 DAN ROAD
                                 CANTON, MA 02021-2809

Include in your letter:

-    your name

-    the name of the fund(s)

-    your account number

-    the class of shares to be exchanged or sold

-    your Social Security number or Employer Identification number

-    the dollar amount or number of shares you want to exchange or sell

-    specific instructions regarding delivery or exchange destination

-    signature(s) of registered account owner(s)

- any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

-    Amount is over $50,000.

- You want your check made payable to someone other than the registered account owner(s).

-    Your address of record has changed within the last 30 days.

-    You want the check mailed to an address other than the address of record.

-    You want the proceeds sent to a bank account not on file.

- You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

                 A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                 NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE     Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time.
                 Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

                 Payment will be mailed to the address of record and made payable to the names listed on the account.

                 Telephone sale requests are limited to $50,000 per day.

BY WIRE OR ACH   You can wire money from your fund account to your bank account.
                 Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                 Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                 A service fee may be charged against your account for each wire sent.

                 Minimum amount:

                 by ACH: $100

                 by wire: $500

                 Your bank or financial intermediary may charge additional fees for wire transactions.

BY SCHEDULED     You may elect to receive regular periodic payments through an
PAYOUT PLAN      automatic sale of shares. See the SAI for more information.

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                  TO OTHER FUNDS
                           ---------------------------
FROM A MONEY MARKET FUND   CLASS A   CLASS B   CLASS C
------------------------   -------   -------   -------
Class A                      Yes       Yes       Yes
Class B                       No       Yes        No
Class C                       No        No       Yes

                              TO A MONEY MARKET FUND
                           ---------------------------
FROM OTHER FUNDS           CLASS A   CLASS B   CLASS C
----------------           -------   -------   -------
Class A                      Yes       No         No
Class B                       No       Yes        No
Class C                       No       No        Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds--The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

The Global Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in various amounts through 2016. The Monthly Dividend Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in 2016. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward. There is no assurance that the Fund will be able to utilize all of its available capital loss carryforward before it expires.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION AND SHAREHOLDER SERVICES. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options--Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

TRANSFER AGENCY SERVICES. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PLAN ADMINISTRATION SERVICES. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges--fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators. From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund's Class I shares from their inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. Per share amounts are calculated based on average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Fund, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes and are not annualized. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their reports, along with the each Fund's financial statements, are included in the Series' Annual Reports, which are available upon request. Effective March 18, 2009, Ernst & Young LLP serves as the Funds' Independent Registered Public Accounting Firm.

Effective on or about June 13, 2009, the Fund's Class I shares are renamed as Class R5 shares.

GLOBAL FUND

CLASS I

                                                                   YEAR       YEAR     12/29/06*
                                                                   ENDED      ENDED        TO
                                                                 12/31/08   12/31/07    12/31/06
                                                                 --------   --------   ---------
PER SHARE DATA:
Net asset value, beginning of period                             $  5.75    $  7.14    $   7.14
Income (loss) from investment operations:
   Net investment income                                            0.12       0.10          --**
   Net realized and unrealized loss on investments and foreign
      currency transactions                                        (2.91)     (1.30)         --
Total from investment operations                                   (2.79)     (1.20)         --**
                                                                 -------    -------    --------
Less Distributions:
   Distributions from net investment income                        (0.05)     (0.10)         --
   Distributions in excess of net investment income                   --      (0.09)         --
   Return of capital                                               (0.05)        --          --
Total Distributions                                                (0.10)     (0.19)         --
                                                                 -------    -------    --------
Net Asset Value, end of period                                   $  2.86    $  5.75    $   7.14
                                                                 -------    -------    --------
TOTAL RETURN                                                      (49.36)%   (16.91)%         0%
                                                                 -------    -------    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                         $   447    $   342    $      7
Ratio of expenses to average net assets                             1.12%      1.12%       1.12%+
Ratio of net investment income (loss) to average net assets         2.75%      1.42%      (1.12)%+
Portfolio turnover rate                                            62.37%     81.20%         --
Without expense reimbursement:##
Ratio of expenses to average net assets                             2.82%      5.38%     227.72%++
Ratio of net investment income (loss) to average net assets         1.05%     (2.84)%   (227.72)%++

----------
See footnotes on page 57.

MONTHLY DIVIDEND FUND

CLASS I

                                                                 YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------
                                                        2008      2007     2006     2005     2004
                                                      -------   -------   ------   ------   ------
PER SHARE DATA:
Net asset value, beginning of year                    $  5.91   $  9.88   $ 8.70   $ 9.28   $ 8.04
Income from investment operations:
   Net investment income                                 0.16      0.15     0.12     0.16     0.15
   Net realized and unrealized gain (loss) on
      investments                                       (2.70)    (2.41)    2.55     0.33     1.79
Total from investment operations                        (2.54)    (2.26)    2.67     0.49     1.94
                                                      -------   -------   ------   ------   ------
Less distributions:
   Distributions from net investment income             (0.16)    (0.15)   (0.12)   (0.16)   (0.15)
   Distributions in excess of net investment income        --        --       --    (0.04)   (0.19)
   Return of capital                                    (0.14)       --    (0.21)      --    (0.05)
   Distributions from net realized capital gain            --     (1.56)   (1.16)   (0.87)   (0.31)
Total distributions                                     (0.30)    (1.71)   (1.49)   (1.07)   (0.70)
                                                      -------   -------   ------   ------   ------
Net Asset Value, end of year                          $  3.07   $  5.91   $ 9.88   $ 8.70   $ 9.28
                                                      -------   -------   ------   ------   ------
TOTAL RETURN                                           (44.64)%  (23.58)%  31.34%    5.55%   25.21%
                                                      -------   -------   ------   ------   ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)                $ 6,198   $ 8,009   $6,853   $  865   $1,077
Ratio of expenses to average net assets                  1.26%     1.25%    1.33%    1.35%    1.35%
Ratio of net investment income to average net
   assets                                                3.12%     1.67%    1.17%    1.76%    2.67%
Portfolio turnover rate                                 76.90%    76.07%   47.78%   41.09%   29.03%
Without expense reimbursement:##
Ratio of expense to average net assets                                               1.68%    2.05%
Ratio of net investment income to average net
   assets                                                                            1.43%    1.97%

----------
*    Commencement of offering of shares.

**   Less than + or - $0.005 per share.

+    Annualized.

++ Seligman, the predecessor investment manager, reimbursed certain expenses of the Fund. The ratios of expenses and net investment loss to average net assets without expense reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.

## Seligman, the predecessor investment manager, and RiverSource Investments and its affiliates, as applicable, waived all or a portion of its management fee and/or reimbursed certain expenses of the Funds for certain periods presented.

How to Contact Us

THE FUND

Write to       CORPORATE COMMUNICATIONS/INVESTOR RELATIONS
               DEPARTMENT
               AMERIPRISE FINANCIAL, INC.
               200 Ameriprise Financial Center
               Minneapolis, MN 55474

Phone          Toll-free in the US (800) 221-7844
               Outside the US (212) 850-1864

YOUR REGULAR (NON-RETIREMENT) ACCOUNT

Write to       RIVERSOURCE FAMILY OF FUNDS

     For accounts established directly with the fund (for purchases, sales and exchanges):

Regular Mail   RiverSource Family of Funds
               c/o Boston Financial
               P.O. Box 8041
               Boston, MA 02266-8041

Express Mail   RiverSource Family of Funds
               c/o Boston Financial
               30 Dan Road
               Canton, MA 02021-2809

Phone          Toll-free in the US (800) 221-2450
               Outside the US (212) 682-7600

YOUR RETIREMENT ACCOUNT

Phone          Toll-free (800) 445-1777

                       RIVERSOURCE FUND DISTRIBUTORS, INC.
                                 an affiliate of
                          RIVERSOURCE INVESTMENTS, LLC
             a wholly owned subsidiary of Ameriprise Financial, Inc.

For More Information

The following information is available, without charge, upon request by calling toll-free 800-221-2450 in the US or 212-682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The statement of Additional Information ("SAI") contains additional information about the Funds. It is on file with the securities and Exchange Commission, or SEC and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports, when available contains additional information about the Funds' investments. In the Series' Annual Reports you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The Series' SAI and most recent Annual/Semi-Annual Reports, when published, are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Funds, including the prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds, when published, are also available on the EDGAR Database on the SEC's internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC, 20549-0102.

The website reference in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number: 811-21365

Part B

The Supplement, dated June 22, 2009, to Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund Statement of Additional Information, dated May 1, 2009, is incorporated by reference to that filed on June 23, 2009 in Registrant's 497 filing.

The Statement of Additional Information for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund, dated May 1, 2009, is incorporated by reference to that filed on May 5, 2009 in Registrant's 497 filing.

The financial statements for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-105799 on or about April 30, 2009.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(a)(2) Articles Supplementary to Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(a)(3) Form of Articles Supplementary (Conversion of Class D shares). (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 30, 2008.)

(a)(4) Articles of Amendment reflecting renaming Class I and Class R shares are filed electronically herewith as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799.

(a)(5) Articles Supplementary (Class I, Class R3 and Class R4 share addition) are filed electronically herewith as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799.

(b) Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 28, 2006.)

(c)       Instruments Defining Rights of Security Holders (See Items 23(a) and
          23(b)).

(d)(1) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 15, 2009, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799.

(d)(2) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated on behalf of Seligman LaSalle Monthly Dividend Real Estate Fund, a series of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9. 2003.)

(d)(3) Management Agreement between Registrant and J. &W. Seligman & Co. Incorporated on behalf of Seligman LaSalle Global Real Estate Fund, a series of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(d)(4) Sub-Advisory Agreement between J. & W. Seligman & Co. Incorporated and LaSalle Investment Management (Securities), L.P. in respect of Seligman LaSalle Monthly Dividend Real Estate Fund (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(d)(5) Form of Sub-Advisory Agreement between J. & W. Seligman & Co. Incorporated and LaSalle Investment Management (Securities), L.P. in respect of the Seligman LaSalle Global Real Estate Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(d)(6) Form of Delegation Agreement between LaSalle Investment Management (Securities), L.P. and LaSalle Investment Management Securities, B.V. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(e)(1) Form of Sales Agreement between RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Dealer/Bank. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(e)(2) Form of Retail Fund Participation Agreement by and among Hartford Life Insurance Company, the Registrant, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(e)(3) Distribution Agreement, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009 as Exhibit (e)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(e)(4) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(5) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 27, 2009 as Exhibit (h)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about July 27, 2009 as Exhibit (h)(2) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about June 25, 2009 as Exhibit
          (h)(3) to RiverSource Series Trust Post-Effective Amendment No. 9 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about July 27, 2009 as Exhibit (h)(4) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about

          Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i)(1) Opinion and Consent of Counsel in respect of the Seligman LaSalle Monthly Dividend Real Estate Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(i)(2) Opinion and Consent of Counsel in respect of Seligman LaSalle Global Real Estate Fund. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(i)(3) Opinion and Consent of Counsel in respect of Classes I, R3 and R4 shares is filed electronically herewith as Exhibit (i)(3) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)(1) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, B, C, D, and R shares between Registrant (on behalf of Seligman LaSalle Monthly Dividend Real Estate Fund.) and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(l)(2) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class A, B, C, D, I and R shares between Registrant (on behalf of Seligman LaSalle Global Real Estate Fund) and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(1) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009 as Exhibit (m) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(m)(2) Form of Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(3) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(4)(a) Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(4)(b) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and J. & W. Seligman & Co. Incorporated, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corp. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(5) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(6) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(7) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(8) Form of Participation Agreement between Salomon Smith Barney Inc. and RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(9) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(10) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Smith Barney Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on July 9, 2003.)

(m)(11) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corp. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(12) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(11) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(13) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(12) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc., formerly known as Seligman Advisors, Inc., and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(13) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n) Rule 18f - 3(d) Plan, amended and restated as of July 13, 2009, filed electronically on or about July 27, 2009 as Exhibit (n) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          RiverSource Investments, LLC., ("RiverSource Investments"), as sponsor of the RiverSource Family of Funds, which includes Seligman branded funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in shares of affiliated funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the underlying funds (which votes proxies for the underlying funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.  Indemnification.

          Reference is made to the provisions of Article Twelfth of Registrant's Articles of Incorporation filed as an exhibit to Registrant's Registration Statement filed on May 1, 2006 and Article X of Registrant's By-laws filed as an exhibit to Registrant's Registration Statement filed on May 1, 2006.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

RiverSource Investments, LLC is the Registrant's investment manager and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The following are directors and principal officers of RiverSource Investments who are directors and/or officers of one or more other companies:

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Neysa M. Alecu,      American Enterprise Investment   70400 AXP Financial    Anti-Money Laundering Officer and
                     Services Inc.                    Center, Minneapolis,   Identity Theft Prevention Officer
Anti-Money                                            MN 55474
Laundering Officer

                     Ameriprise Auto & Home           3500 Packerland Drive  Anti-Money Laundering Officer and
                     Insurance Agency, Inc.           De Pere, WI 54115      Identity Theft Prevention Officer

                     Ameriprise Bank, FSB             7 World Trade Center   Bank Secrecy Act/Anti-Money Laundering
                                                      250 Greenwich          Officer
                                                      Street, Suite 3900
                                                      New York, NY 10007

                     Ameriprise Financial, Inc.       200 Ameriprise         Anti-Money Laundering Officer and
                                                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise        Anti-Money Laundering Officer and
                     Inc.                             Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Trust Company         200 Ameriprise         Anti-Money Laundering Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     IDS Capital Holdings Inc.                               Anti-Money Laundering Officer

                     IDS Management Corporation                              Anti-Money Laundering Officer



                     Kenwood Capital Management LLC   333 S. 7th Street,     Anti-Money Laundering Officer
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise       Anti-Money Laundering Officer and
                                                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       829 Ameriprise         Anti-Money Laundering Officer and
                     Company                          Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave. Ext.   Identity Theft Prevention Officer
                     Company of New York              Albany, NY 12005

                     RiverSource Service              734 Ameriprise         Anti-Money Laundering Officer and
                     Corporation                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Patrick Thomas       Ameriprise Trust Company         200 Ameriprise         Director, Senior Vice President
Bannigan,                                             Financial Center,
                                                      Minneapolis, MN 55474
Director and
Senior Vice
President - Asset
Management,
Products and
Marketing

                     J. & W. Seligman & Co.           100 Park Avenue        Director, Senior Vice President - Asset
                     Incorporated                     New York, NY 10017     Management, Products & Marketing Group

                     RiverSource Distributors, Inc.   50611 Ameriprise       Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Director and Vice President
                     Inc.

                     RiverSource Service Corporation  734 Ameriprise         Director
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Director and Vice President

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Walter S. Berman,    Advisory Capital Strategies                             Treasurer
Treasurer            Group Inc.

                     American Enterprise Investment   70400 AXP Financial    Treasurer
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474



                     Ameriprise Auto & Home           3500 Packerland Drive  Treasurer
                     Insurance Agency Inc.            De Pere, WI 54115

                     Ameriprise Bank, FSB             9393 Ameriprise        Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Captive Insurance                            Director and Treasurer
                     Company

                     Ameriprise Financial, Inc.       200 Ameriprise         Executive Vice President, Chief
                                                      Financial Center,      Financial Officer and Treasurer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Treasurer
                     Inc.                             Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Chief Financial Officer

                     Ameriprise Insurance Company     3500 Packerland Drive  Treasurer
                                                      De Pere, WI 54115

                     IDS Capital Holdings Inc.                               Treasurer

                     IDS Management Corporation                              Treasurer

                     IDS Property Casualty            3500 Packerland Drive  Treasurer
                     Insurance Company                De Pere, WI 54115

                     Investors Syndicate                                     Vice President and Treasurer
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue        Treasurer
                     Incorporated                     New York, NY 10017

                     RiverSource CDO Seed                                    Treasurer
                     Investments, LLC

                     RiverSource Distributors, Inc.   50611 Ameriprise       Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Treasurer
                     Inc.

                     RiverSource Distributors Ltd     60 St. Mary Axe,       Treasurer
                                                      London EC3A 8JQ

                     RiverSource Life Insurance       20 Madison Ave.        Vice President and Treasurer
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise         Vice President and Treasurer
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474



                     RiverSource Service              734 Ameriprise         Treasurer
                     Corporation                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Treasurer

                     RiverSource Tax Advantaged                              Treasurer
                     Investments, Inc.

                     Securities America Advisors      12325 Port Grace       Director
                     Inc.                             Blvd., Lavista,
                                                      NE 68128-8204

                     Securities America Financial     7100 W. Center Rd.,    Director
                     Corporation                      Ste. 500, Omaha,
                                                      NE 68106-2716

                     Securities America, Inc.         12325 Port Grace       Director
                                                      Blvd., Lavista,
                                                      NE 68128

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Sarl                    London EC3A 8JQ

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Amy K. Johnson,      Ameriprise Financial Inc.        200 Ameriprise         Vice President - Asset Management &
Chief                                                 Financial Center,      Trust Services
Administrative                                        Minneapolis,
Officer                                               MN 55474

                     Ameriprise Trust Company         200 Ameriprise         President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     J. & W. Seligman & Co.           100 Park Avenue        Chief Administrative Officer
                     Incorporated                     New York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Christopher Paul     Advisory Capital Strategies                             Vice President
Keating, Director    Group, Inc.
and Head of
Institutional
Sales, Client
Service and
Consultant
Relationships

                     Ameriprise Trust Company         200 Ameriprise         Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Vice President
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue        Head of Institutional Sales, Client
                     Incorporated                     New York, NY 10017     Service and Consultant Relationships

                     RiverSource Fund Distributors,                          Vice President
                     Inc.



                     RiverSource Services, Inc.                              Vice President

                     Seligman Focus Partners LLC      100 Park Avenue        Vice President
                                                      New York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue        Vice President
                                                      New York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue        Vice President
                     LLC                              New York, NY 10017

                     Seligman Partners LLC            100 Park Avenue        Vice President
                                                      New York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Michelle Marie       Ameriprise Bank, FSB             9393 Ameriprise        Director
Keeley, Director                                      Financial Center,
and Executive Vice                                    Minneapolis, MN 55474
President - Equity
and Fixed Income

                     Ameriprise Certificate Company   70100 Ameriprise       Vice President - Investments
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         Executive Vice President - Equity and
                                                      Financial Center,      Fixed Income
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Executive Vice President - Equity and
                     Inc.                             Financial Center,      Fixed Income
                                                      Minneapolis, MN 55474

                     IDS Property Casualty            3500 Packerland Drive  Vice President - Investments
                     Insurance Company                De Pere, WI 54115

                     J. & W. Seligman & Co.           100 Park Avenue, New   Executive Vice President - Equity and
                     Incorporated                     York, NY 10017         Fixed Income

                     Kenwood Capital Management LLC   333 S. 7th Street,     Director
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource CDO Seed                                    Chairperson and President
                     Investments, LLC

                     RiverSource Life Insurance       829 Ameriprise         Director, Vice President - Investments
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave.        Vice President - Investments
                     Company of New York              Extension, Albany,
                                                      NY 12005



Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------

Eleanor T.M.         Ameriprise Certificate Company   70100 Ameriprise       Chief Compliance Officer
Hoagland,                                             Financial Center,
                                                      Minneapolis, MN 55474
Chief Compliance
Officer

                     J. & W. Seligman & Co.           100 Park Avenue, New   Money Laundering Prevention Officer
                     Incorporated                     York, NY 10017

                     Kenwood Capital Management LLC   333 S. 7th St.,        Chief Compliance Officer
                                                      Suite 2330,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Money Laundering Prevention Officer
                     Inc.

                     RiverSource Service Corporation  734 Ameriprise         Chief Compliance Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Money Laundering Prevention Officer

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Brian Joseph         Advisory Capital Strategies                             Vice President and Chief Financial Officer
McGrane,             Group Inc.

Director, Vice
President and
Chief Financial
Officer

                     Ameriprise Financial, Inc.       200 Ameriprise         Senior Vice President and Lead Financial
                                                      Financial Center,      Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Senior Vice President and Lead Financial
                     Inc.                             Financial Center,      Officer - Finance
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Director

                     Ameriprise Trust Company         200 Ameriprise         Director, Vice President and Chief
                                                      Financial Center,      Financial Officer
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Vice President and Chief Financial Officer
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue, New   Director, Vice President and Chief
                     Incorporated                     York, NY 10017         Financial Officer

                     RiverSource CDO Seed                                    Board Member
                     Investments, LLC

                     RiverSource Life Insurance       829 Ameriprise         Director, Executive Vice President and
                     Company                          Financial Center,      Chief Financial Officer
                                                      Minneapolis, MN 55474



                     Seligman Focus Partners LLC      100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Vice President and Chief Financial Officer
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Thomas R. Moore,     Advisory Capital Strategies                             Secretary
                     Group Inc.
Secretary

                     American Enterprise Investment   70400 AXP Financial    Secretary
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474

                     Ameriprise Bank, FSB             9393 Ameriprise        Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         Vice President, Chief Governance Officer
                                                      Financial Center,      and Corporate Secretary
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Secretary
                     Inc.                             Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Secretary

                     Ameriprise Insurance Company     3500 Packerland Drive  Secretary
                                                      De Pere, WI 54115

                     Ameriprise Trust Company         200 Ameriprise         Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Secretary
                     LLC

                     IDS Capital Holdings Inc.                               Secretary

                     IDS Futures Corporation          570 Ameriprise         Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     IDS Management Corporation                              Secretary

                     IDS Property Casualty            3500 Packerland Drive  Secretary
                     Insurance Company                De Pere, WI 54115



                     Investors Syndicate                                     Secretary
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue, New   Secretary
                     Incorporated                     York, NY 10017

                     RiverSource CDO Seed                                    Secretary
                     Investments, LLC

                     RiverSource Fund Distributors,                          Secretary
                     Inc.

                     RiverSource Distributors, Inc.   50611 Ameriprise       Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave.        Secretary
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise         Secretary
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Service              734 Ameriprise         Secretary
                     Corporation                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Secretary

                     RiverSource Tax Advantaged                              Secretary
                     Investments, Inc.

                     Seligman Focus Partners LLC      100 Park Avenue, New   Secretary
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Secretary
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Secretary
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Secretary
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Scott Roane          Advisory Capital Strategies                             Chief Legal Officer
Plummer,             Group Inc.

Chief Legal
Officer

                     Ameriprise Certificate Company   70100 Ameriprise       Vice President, General Counsel and
                                                      Financial Center,      Secretary
                                                      Minneapolis, MN 55474



                     Ameriprise Financial, Inc.       200 Ameriprise         Vice President and Chief Counsel - Asset
                                                      Financial Center,      Management Compliance
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Vice President and Chief Counsel - Asset
                     Inc.                             Financial Center,      Management
                                                      Minneapolis, MN 55474

                     Ameriprise Trust Company                                Chief Legal Officer

                     Boston Equity General Partner                           Chief Legal Officer
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue, New   Chief Legal Officer
                     Incorporated                     York, NY 10017

                     RiverSource Distributors, Inc.   50611 Ameriprise       Chief Counsel
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Service Corporation  734 Ameriprise         Chief Counsel
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Chief Counsel
                     Inc.

                     RiverSource Services, Inc.                              Chief Counsel

                     Seligman Focus Partners LLC      100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Chief Legal Officer
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
William Frederick    Advisory Capital Strategies                             Director and President
'Ted' Truscott       Group Inc.

Chairman, Chief
Investment Officer
and President

                     Ameriprise Certificate Company   70100 Ameriprise       Director, President and Chief Executive
                                                      Financial Center,      Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         President - U.S. Asset Management,
                                                      Financial Center,      Annuities and Chief Investment Officer
                                                      Minneapolis, MN 55474



                     Ameriprise Financial Services,   5221 Ameriprise        Senior Vice President and Chief
                     Inc.                             Financial Center,      Investment Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Trust Company         200 Ameriprise         Director
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           President
                     LLC

                     IDS Capital Holdings Inc.                               Director and President

                     J. & W. Seligman & Co.           100 Park Avenue, New   Chairman and President
                     Incorporated                     York, NY 10017

                     Kenwood Capital Management LLC   333 S. 7th Street,     Board Member
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise       Chairman and Chief Executive Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Chairman and Chief Executive Officer
                     Inc.

                     RiverSource Life Insurance       829 Ameriprise         Director
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Chairman and Chief Executive Officer

                     Seligman Focus Partners LLC      100 Park Avenue, New   President
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   President
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   President
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   President
                                                      York, NY 10017

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Ltd.                    London EC3A 8JQ

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Sarl                    London EC3A 8JQ

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter

(a) RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global



Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust. Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

(b) As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
--------------------------          --------------------------------------   -------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel
                                                                             and Secretary
Julie A. Ruether*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) Not Applicable

Item 28.  Location of Accounts and Records

          Ameriprise Financial, Inc.
          707 Second Avenue, South
          Minneapolis, MN 55402

          Iron Mountain Records Management
          920 & 950 Apollo Road
          Eagan, MN 55121

          Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29.  Management Services. Not Applicable.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Seligman LaSalle Real Estate Fund Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 30th day of July, 2009.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of July, 2009.

Signature                               Capacity

/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
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Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
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Alison Taunton-Rigby


/s/ William F. Truscott*                Director
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William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-105799, by:


/s/ Scott R. Plummer
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Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 12
                    TO REGISTRATION STATEMENT NO. 333-105799

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     Classes I, R3, R4 Supplement for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund prospectus.

     Prospectus for Seligman LaSalle Global Real Estate Fund (Classes A, C and R2 shares) and Seligman LaSalle Monthly Dividend Real Estate Fund (Classes A, B, C and R2 shares).

     Prospectus for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund (Class R5 shares).

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(a)(4) Articles of Amendment reflecting renaming Class I and Class R shares.

(a)(5) Articles Supplementary (Class I, Class R3 and Class R4 share addition).

(d)(1) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 15, 2009, between Registrant and RiverSource Investments, LLC.

(i)(3) Opinion and Consent of Counsel in respect of Classes I, R3 and R4 shares.

(j)    Consent of Independent Registered Public Accounting Firm.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.